AMERICAN EXPRESS Financial Advisors

Strategist Growth and Income Fund, Inc.
1999 Semiannual Report

                                                     Strategist Balanced Fund
                                                       Strategist Equity Fund
                                                Strategist Equity Income Fund
                                                 Strategist Total Return Fund

Table of Contents
From the Portfolio Managers                                                 2
Financial Statements (Strategist Growth and Income Fund, Inc.)             10
Notes to Financial Statements (Strategist Growth and Income Fund, Inc.)    18
Financial Statements (Balanced Portfolio)                                  26
Notes to Financial Statements (Balanced Portfolio)                         29
Investments in Securities (Balanced Portfolio)                             34
Financial Statements (Equity Portfolio)                                    52
Notes to Financial Statements (Equity Portfolio)                           55
Investments in Securities (Equity Portfolio)                               60
Financial Statements (Equity Income Portfolio)                             70
Notes to Financial Statements (Equity Income Portfolio)                    73
Investments in Securities (Equity Income Portfolio)                        77
Financial Statements (Total Return Portfolio)                              84
Notes to Financial Statements (Total Return Portfolio)                     87
Investments in Securities (Total Return Portfolio)                         92

From the Portfolio Managers

Strategist Balanced Fund

(picture of) Kurt Winters
Kurt Winters
Portfolio manager

(picture of) Brad Stone
Brad Stone
Portfolio manager

Strategist Balanced Fund enjoyed a very productive six months, thanks largely to a rebound in the stock market. For the first half of the fiscal year -- October 1998 through March 1999 -- the Fund's total return was 12.72%. (A portion of the return came in the form of a capital gain, which was paid to shareholders in December 1998 and reduced the Fund's net asset value by the same amount at that time.)

The period began with U.S. stocks trying to shake off the effects of a late-summer decline that drove the market down by nearly 20%. But, in another display of the remarkable resilience it has shown in recent years, the market was soon on its way to making up the lost ground. Supported by three reductions in short-term interest rates by the Federal Reserve, the tentative advance quickly turned into a roaring rally that culminated in an all-time high for the market in late March.

CORPORATE BONDS PERFORM WELL
On the bond side, an increase in long-term interest rates hindered the performance of U.S. Treasury bonds. But corporate issues, buoyed by an economy that continued to grow at a healthy rate, and mortgage-backed bonds performed relatively well. We emphasized higher-quality bonds throughout the period.

As for the asset mix, we kept between 60% and 65% of the assets in stocks and 32% to 39% in bonds, with the bond component rising somewhat as the period progressed. The largest sector exposure (up to 29% of assets) was to financial services issues, including those of banks and insurance companies. Technology and utilities securities made up the next two largest weightings. Although a comparatively small area of investment, energy-related stocks enjoyed a strong comeback and made a solid contribution to performance.

Changes to the portfolio were relatively modest. We lowered the technology exposure somewhat and increased the financial services holdings during the period. We also reduced the duration of the bond side of the portfolio to make it less vulnerable to a potential rise in interest rates.

Looking to the rest of the fiscal year, it appears that the stock market may be "broadening out" -- that is, a wider range of stocks may be gaining support from investors. That would be good for the Fund, as its more conservative portfolio has been at a disadvantage in a market that has been led by a relatively small number of glamorous growth stocks. As for bonds, we plan to maintain an emphasis on corporate and mortgage-backed issues, which should do well assuming the economy stays strong.


Kurt Winters

Brad Stone

From the Portfolio Managers

Strategist Equity Fund

(picture of) Richard H. Warden
Richard H. Warden
Portfolio manager

(picture of) G. Michael Kennedy
G. Michael Kennedy
Portfolio manager

Taking advantage of a powerful rebound by the stock market, Strategist Equity Fund produced a substantial gain during the first half of the fiscal year. For the period -- October 1998 through March 1999 -- the Fund's total return was 20.94%. (A portion of the return came in the form of a capital gain, which was paid to shareholders in December 1998 and reduced the Fund's net asset value by the same amount at that time.)

At the outset of the six months, stocks were trying to regroup from a steep, late-summer decline that drove down the broad market by nearly 20% and cut prices on certain stocks roughly in half. But with the remarkable resilience that has been its hallmark in recent years, the market gathered itself and began to move forward. Supported by three reductions in short-term interest rates by the Federal Reserve Board during the fall, stocks quickly turned a tentative advance into a roaring rally that, by late March, propelled the market to an all-time high. Of the six months, every one but February, when long-term interest rates rose rather sharply, showed a solid gain.

Consistent with the trend of recent years, the market's resurgence was driven by large-capitalization stocks. Because of its emphasis on large-cap issues, that worked to the advantage of the Fund.

BIG HOLDINGS DO WELL
More specifically, the Fund's largest areas of investment were technology, financial services, retailing, utilities, consumer products and health care, all of which made positive contributions to performance. Looking at individual stocks, several of the Fund's largest holdings were also among its best performers. They included General Electric, Safeway, Wal-Mart, Microsoft, Schering-Plough, and Rite Aid.

As for changes to the portfolio, we added to the technology exposure about mid-period and reduced the level of cash reserves (from about 14% last fall to about 5% at period-end). The higher-than-usual cash level came about from the sale of a number of stocks to reduce the capital gain that had built up and was due to be paid to shareholders as a taxable distribution last December. As it turned out, the cash reduction enhanced performance because more money was put to work in stocks, especially technology issues, which provided a better return than cash.

Looking to the second half of the fiscal year, inflation remains remarkably low, long-term interest rates have yet to experience a sustained increase and the economy continues to chug along. At this point (mid-April), the biggest potential hurdle for the stock market is the strength of corporate profits in 1999. In any event, though, large-cap stocks appear to still be in favor and should do well if the market manages to advance in the months ahead.


Richard H. Warden


G. Michael Kennedy

From the Portfolio Manager

Strategist Equity Income Fund

(picture of) Kurt Winters
Kurt Winters
Portfolio manager

Strategist Equity Income Fund made a strong comeback during the past six months, generating a substantial gain during the period. For the first half of the fiscal year -- October 1998 through March 1999 -- the Fund produced a total return of 17.43%. (This figure includes a substantial capital gain that was paid to shareholders in December 1998 and reduced the Fund's net asset value by the same amount at that time.)

At the outset of the period, the U.S. stock market was trying to shake off the effects of a late-summer decline that drove the market down by nearly 20%. But with the remarkable resilience they've shown in recent years, stocks not only righted themselves during the autumn but also began to regain some lost ground. Supported by three reductions in short-term interest rates by the Federal
Reserve and ongoing strength of the economy, the advance turned into a spectacular rally that sent the market to an all-time high by late March.

LESS-VOLATILE PERFORMANCE
The Fund's performance pattern generally followed that of the broad market, but its ups and downs were less dramatic -- a reflection of the higher-than-average yields of the Fund's holdings, which helped mute fluctuations in the net asset value.

The largest area of investment during the period was in financial services stocks, including those of banks and insurance and brokerage companies. They comprised nearly 30% of assets. Most of the rest of the portfolio was divided in roughly equal amounts among utility, technology and energy-related stocks. The latter two groups were especially strong and made a substantial contribution to the Fund's gain.

As the second half of the fiscal year begins, the stock market continues to experience very narrow leadership; the largest growth stocks, helped in recent months by the soaring Internet sector, remain responsible for the lion's share of the market's returns.

Still, the Fund's performance over the past six months could be an indication that a broader range of stocks will now participate more fully in potential market advances. The Fund is positioned to respond to such an environment. On the other hand, if the market's tone deteriorates, the comparatively conservative, higher-yielding structure of the Fund's portfolio should allow it to hold up relatively well.


Kurt Winters

From the Portfolio Manager

Strategist Total Return Fund

(picture of) Steve Merrell
Steve Merrell
Portfolio manager

Strong recoveries by U.S. stocks, as well as high-yield and emerging-market bonds, led to a productive six months for Strategist Total Return Fund. For the first half of the fiscal year -- October 1998 through March 1999 -- the Fund generated a total return of 13.87%. (A portion of the return came in the form of a capital gain that was paid to shareholders in December 1998 and reduced the Fund's net asset value by the same amount at that time.)

The period began with U.S. stocks trying to shake off the effects of a late-summer decline that drove the market down by nearly 20%. But soon, in another display of the remarkable resilience it has shown in recent years, the market was on its way to making up the lost ground. Supported by three reductions in short-term interest rates by the Federal Reserve, and ongoing strength of the economy, the advance turned into a spectacular rally that sent the market to an all-time high by late March. The run-up was led by large-capitalization stocks, which worked to the Fund's benefit as the major portion of its investments (more than 50% by period-end) was in that sector.

BONDS MAKE SOLID CONTRIBUTION
On the bond side, an increase in long-term interest rates hindered the performance of U.S. Treasury bonds. But corporate bonds, especially high-yield issues, and emerging-market bonds, especially Russian issues, rebounded sharply during the final three months of the period. Although they made up a relatively small portion of the Fund's total investments (about 12%), high-yield and emerging-market bonds' strong performance had a distinctly positive effect on the Fund's return.

Looking more closely at the asset allocation, we modestly increased the exposure to stocks (from about 60% to 65%) late in 1998. The shift included the addition of some small-capitalization issues, whose low prices offered good investment value. We also brought the level of cash reserves down during the six months (from about 10% to less than 1%), as we believed the investment environment, especially for U.S. stocks, was improving. Stock investments in major foreign markets stayed in the 7% to 10% range.

As for what the second half of the fiscal year might hold, at this point (mid-April), the global investment environment appears more healthy than it was several months ago, thanks to the abatement of financial crises in several smaller economies. In the U.S., the favorable factors of low inflation, relatively stable long-term interest rates and a still-growing economy remain in place. While that certainly doesn't guarantee positive results from financial assets, the view of our portfolio management team is that U.S. stocks and bonds are still the best places to be, and we continue to position the portfolio accordingly.


Steven Merrell

Financial Statements

Statements of assets and liabilities
Strategist Growth and Income Fund, Inc.
                                                               Strategist       Strategist
March 31, 1999  (Unaudited)                                  Balanced Fund     Equity Fund

Assets
Investment in corresponding Portfolio (Note 1)                 $1,243,099       $1,142,581
Expense receivable from AEFC                                           --               27
                                                                     ----               --
Total assets                                                    1,243,099        1,142,608
Liabilities
Accrued distribution fee                                                8                8
Accrued transfer agency fee                                             3                2
Accrued administrative services fee                                     2                1
Other accrued expenses                                             34,515           12,171
                                                                   ------           ------
Total liabilities                                                  34,528           12,182
                                                                   ------           ------
Net assets applicable to outstanding capital stock             $1,208,571       $1,130,426
                                                               ==========       ==========
Represented by
Capital stock-- $.01 par value (Note 1)                        $      767       $      350
Additional paid-in capital                                      1,094,253          830,568
Undistributed net investment income                                   717           (4,810)
Accumulated net realized gain (loss)                               20,430           11,787
Unrealized appreciation (depreciation) on investments and on
  translation of assets and liabilities in foreign currencies      92,404          292,531
                                                                   ------          -------
Total -- representing net assets applicable to
  outstanding capital stock                                    $1,208,571       $1,130,426
                                                               ==========       ==========
Shares outstanding                                                 76,689           35,048
                                                                   ------           ------
Net asset value per share of outstanding capital stock         $    15.76       $    32.25
                                                               ----------       ----------

See accompanying notes to financial statements.




Statements of assets and liabilities
Strategist Growth and Income Fund, Inc.
                                                            Strategist Equity  Strategist Total
March 31, 1999 (Unaudited)                                     Income Fund       Return Fund

Assets
Investment in corresponding Portfolio (Note 1)                 $1,030,399          $789,896
Expense receivable from AEFC                                           13                34
Organizational costs (Note 1)                                          --             1,085
                                                                     ----             -----
Total assets                                                    1,030,412           791,015
                                                                ---------           -------
Liabilities
Dividends payable to shareholders                                       7                --
Accrued distribution fee                                                7                 5
Accrued transfer agency fee                                             2                 1
Accrued administrative services fee                                     1                 1
Other accrued expenses                                             20,346            17,083
                                                                   ------            ------
Total liabilities                                                  20,363            17,090
                                                                   ------            ------
Net assets applicable to outstanding capital stock             $1,010,049          $773,925
                                                               ==========          ========
Represented by
Capital stock-- $.01 par value (Note 1)                        $      966          $    600
Additional paid-in capital                                        885,758           717,912
Undistributed net investment income                                   158             1,162
Accumulated net realized gain (loss)                               49,828             1,346
Unrealized appreciation (depreciation) on investments and on
  translation of assets and liabilities in foreign currencies      73,339            52,905
                                                                   ------            ------
Total -- representing net assets applicable to
   outstanding capital stock                                   $1,010,049          $773,925
                                                               ==========          ========
Shares outstanding                                                 96,584            59,986
                                                                   ------            ------
Net asset value per share of outstanding capital stock         $    10.46          $  12.90
                                                               ----------          --------


See accompanying notes to financial statements.




Statements of operations
Strategist Growth and Income Fund, Inc.
                                                                    Strategist       Strategist
Six months ended March 31, 1999 (Unaudited)                       Balanced Fund     Equity Fund

Investment income
Income:
Dividends                                                            $  7,530        $  1,891
Interest                                                               14,389           2,567
  Less foreign taxes withheld                                              (8)            (61)
                                                                           --             ---
Total income                                                           21,911           4,397
                                                                       ------           -----
Expenses (Note 2):
Expenses allocated from corresponding Portfolio                         2,740           2,700
Distribution fee                                                        1,468           1,312
Transfer agency fee                                                       552             305
Administrative services fees and expenses                                 233             210
Compensation of board members                                             208             274
Registration fees                                                          16           5,230
Audit fees                                                              1,750           1,750
Other                                                                      --           1,413
                                                                         ----           -----
Total expenses                                                          6,967          13,194
  Less expenses reimbursed by AEFC                                     (1,078)         (6,648)
                                                                       ------          ------
Total net expenses                                                      5,889           6,546
                                                                        -----           -----
Investment income (loss)-- net                                         16,022          (2,149)
                                                                       ------          ------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
  Security transactions                                                16,300          11,859
  Financial futures contracts                                           2,361              --
  Options contracts written                                             4,587              --
                                                                        -----           -----
Net realized gain (loss) on investments                                23,248          11,859
Net change in unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign currencies   99,803         180,499
                                                                       ------         -------
Net gain (loss) on investments and foreign currencies                 123,051         192,358
                                                                      -------         -------
Net increase (decrease) in net assets resulting from operations      $139,073        $190,209
                                                                     --------        --------

See accompanying notes to financial statements.




Statements of operations
Strategist Growth and Income Fund, Inc.
                                                                 Strategist Equity    Strategist Total
Six months ended March 31, 1999 (Unaudited)                          Income Fund         Return Fund

Investment income
Income:
Dividends                                                             $ 11,253             $ 2,395
Interest                                                                   861              12,634
  Less foreign taxes withheld                                              (75)                (20)
                                                                           ---                 ---
Total income                                                            12,039              15,009
                                                                        ------              ------
Expenses (Note 2):
Expenses allocated from corresponding Portfolio                          2,460               1,724
Distribution fee                                                         1,211                 932
Transfer agency fee                                                        450                 181
Administrative services fees and expenses                                  194                 149
Compensation of board members                                              423                 418
Registration fees                                                        5,291               3,689
Audit fees                                                               1,750               1,750
                                                                         -----               -----
Total expenses                                                          11,779               8,843
  Less expenses reimbursed by AEFC                                      (5,795)             (4,072)
                                                                        ------              ------
Total net expenses                                                       5,984               4,771
                                                                         -----               -----
Investment income (loss)-- net                                           6,055              10,238
                                                                         -----              ------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
  Security transactions                                                 43,227               4,670
  Financial futures contracts                                            6,577               3,021
  Foreign currency transactions                                             --                (860)
  Options contracts written                                                 --              (3,839)
                                                                          ----              ------
Net realized gain (loss) on investments                                 49,804               2,992
Net change in unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign currencies    96,479              81,968
                                                                        ------              ------
Net gain (loss) on investments and foreign currencies                  146,283              84,960
                                                                       -------              ------
Net increase (decrease) in net assets resulting from operations       $152,338             $95,198
                                                                      ========             =======


See accompanying notes to financial statements.



Statements of changes in net assets
Strategist Growth and Income Fund, Inc.
                                                                      Strategist Balanced Fund
                                                                 March 31, 1999      Sept. 30, 1998
                                                                Six months ended       Year ended
                                                                    (Unaudited)

Operations and distributions
Investment income (loss)-- net                                     $   16,022          $   34,830
Net realized gain (loss) on investments                                23,248              68,234
Net change in unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign currencies   99,803            (105,115)
                                                                       ------            --------
Net increase (decrease) in net assets resulting from operations       139,073              (2,051)
                                                                      -------              ------
Distributions to shareholders from:
   Net investment income                                              (16,513)            (33,720)
   Net realized gain                                                  (69,979)            (59,803)
                                                                      -------             -------
Total distributions                                                   (86,492)            (93,523)
                                                                      -------             -------
Capital share transactions (Note 3)
Proceeds from sales                                                    23,350             282,355
Reinvestment of distributions at net asset value                       86,492              93,437
Payments for redemptions                                              (48,407)            (80,708)
                                                                      -------             -------
Increase (decrease) in net assets from capital share transactions      61,435             295,084
                                                                       ------             -------
Total increase (decrease) in net assets                               114,016             199,510
Net assets at beginning of period                                   1,094,555             895,045
                                                                    ---------             -------
Net assets at end of period                                        $1,208,571          $1,094,555
                                                                   ==========          ==========
Undistributed net investment income                                $      717          $    1,208
                                                                   ----------          ----------

See accompanying notes to financial statements.



Statements of changes in net assets
Strategist Growth and Income Fund, Inc.
                                                                         Strategist Equity Fund
                                                                   March 31, 1999      Sept. 30, 1998
                                                                  Six months ended       Year ended
                                                                     (Unaudited)

Operations and distributions
Investment income (loss) -- net                                     $   (2,149)           $  6,052
Net realized gain (loss) on investments                                 11,859              50,857
Net change in unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign currencies   180,499             (56,086)
                                                                       -------             -------
Net increase (decrease) in net assets resulting from operations        190,209                 823
                                                                       -------                 ---
Distributions to shareholders from:
  Net investment income                                                 (9,394)             (3,310)
  Net realized gain                                                    (46,874)            (30,218)
                                                                       -------             -------
Total distributions                                                    (56,268)            (33,528)
                                                                       -------             -------
Capital share transactions (Note 3)
Proceeds from sales                                                     20,674             172,761
Reinvestment of distributions at net asset value                        56,268              33,528
Payments for redemption                                                (15,610)            (16,750)
                                                                       -------             -------
Increase (decrease) in net assets from capital share transactions       61,332             189,539
                                                                        ------             -------
Total increase (decrease) in net assets                                195,273             156,834
Net assets at beginning of period                                      935,153             778,319
                                                                       -------             -------
Net assets at end of period                                         $1,130,426            $935,153
                                                                    ==========            ========
Undistributed (excess of distributions over) net investment income  $   (4,810)           $  6,733
                                                                    ----------            --------


See accompanying notes to financial statements.



Statements of changes in net assets
Strategist Growth and Income Fund, Inc.
                                                                     Strategist Equity Income Fund
                                                                   March 31, 1999      Sept. 30, 1998
                                                                  Six months ended       Year ended
                                                                    (Unaudited)

Operations and distributions
Investment income (loss)-- net                                      $    6,055            $ 17,613
Net realized gain (loss) on investments                                 49,804              93,664
Net change in unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign currencies    96,479            (142,332)
                                                                        ------            --------
Net increase (decrease) in net assets resulting from operations        152,338             (31,055)
                                                                       -------             -------
Distributions to shareholders from:
   Net investment income                                                (6,920)            (18,054)
   Net realized gain                                                   (88,590)            (61,081)
                                                                       -------             -------
Total distributions                                                    (95,510)            (79,135)
                                                                       -------             -------
Capital share transactions (Note 3)
Proceeds from sales                                                     28,806             148,894
Reinvestment of distributions at net asset value                        95,591              79,110
Payments for redemptions                                               (68,665)            (47,384)
                                                                       -------             -------
Increase (decrease) in net assets from capital share transactions       55,732             180,620
                                                                        ------             -------
Total increase (decrease) in net assets                                112,560              70,430
Net assets at beginning of period                                      897,489             827,059
                                                                       -------             -------
Net assets at end of period                                         $1,010,049            $897,489
                                                                    ==========            ========
Undistributed net investment income                                 $      158            $  1,023
                                                                    ----------            --------

See accompanying notes to financial statements.



Statements of changes in net assets
Strategist Growth and Income Fund, Inc.
                                                                     Strategist Total Return Fund
                                                                  March 31, 1999      Sept. 30, 1998
                                                                 Six months ended       Year ended
                                                                    (Unaudited)

Operations and distributions
Investment income (loss)-- net                                       $ 10,238            $ 21,099
Net realized gain (loss) on investments                                 2,992              55,511
Net change in unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilites in foreign currencies    81,968            (106,027)
                                                                       ------            --------
Net increase (decrease) in net assets resulting from operations        95,198             (29,417)
                                                                       ------             -------
Distributions to shareholders from:
  Net investment income                                               (11,202)            (20,856)
  Net realized gain                                                   (51,422)            (58,828)
                                                                      -------             -------
Total distributions                                                   (62,624)            (79,684)
                                                                      -------             -------
Capital share transactions (Note 3)
Proceeds from sales                                                    19,371              47,658
Reinvestment of distributions at net asset value                       61,545              79,621
Payments for redemptions                                              (24,522)            (19,649)
                                                                      -------             -------
Increase (decrease) in net assets from capital share transactions      56,394             107,630
                                                                       ------             -------
Total increase (decrease) in net assets                                88,968              (1,471)
Net assets at beginning of period                                     684,957             686,428
                                                                      -------             -------
Net assets at end of period                                          $773,925            $684,957
                                                                     ========            ========
Undistributed net investment income                                  $  1,162            $  2,126
                                                                     --------            --------

See accompanying notes to financial statements.

Notes to Financial Statements

Strategist Growth and Income Fund, Inc.
(Unaudited as to March 31, 1999)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Strategist Balanced Fund (Balanced Fund), Strategist Equity Fund (Equity Fund), Strategist Equity Income Fund (Equity Income Fund), and Strategist Total Return Fund (Total Return Fund) are series of capital stock within Strategist Growth and Income Fund, Inc. Each Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Strategist Growth and Income Fund, Inc. has 3 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

Investments in Portfolios
Each of the Funds seeks to achieve its investment objectives by investing all of its net investable assets in a corresponding series of Growth and Income Trust (the Trust).

Balanced Fund invests all of its assets in Balanced Portfolio, an open-end investment company that has the same objectives as the Fund. Balanced Portfolio balances its investments between common stocks and senior securities (preferred stocks and debt securities) issued by U.S. and foreign companies.

Equity Fund invests all of its assets in Equity Portfolio, an open-end investment company that has the same objectives as the Fund. Equity Portfolio invests primarily in common stocks and securities convertible into common stocks.

Equity Income Fund invests all of its assets in Equity Income Portfolio, an open-end investment company that has the same objectives as the Fund. Equity Income Portfolio seeks to provide a high level of current income and, as a secondary goal, steady growth of capital by investing primarily in dividend-paying stocks.

Total Return Fund invests all of its assets in Total Return Portfolio, an open-end investment company that has the same objectives as the Fund. Total Return Portfolio invests primarily in U.S. equity securities, U.S. and foreign debt securities, foreign equity securities, and money market instruments.

Each Fund records daily its share of the corresponding Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements. Each Fund records its investment in the corresponding Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. As of March 31, 1999, the percentages of the corresponding Portfolio owned by Balanced Fund, Equity Fund, Equity Income Fund, and Total Return Fund were 0.02%, 0.02%, 0.04% and 0.03%, respectively. Valuation of securities held by the Portfolios is discussed in Note 1 of the Portfolios' "Notes to financial statements" (included elsewhere in this report).

Organizational costs
Each Fund incurred organizational expenses in connection with the start-up and initial registration of the Fund. These costs will be amortized over 60 months on a straight-line basis beginning with the commencement of operations. If any or all of the shares held by American Express Financial Corporation (AEFC) representing initial capital of the Fund are redeemed during the amortization period, the redemption proceeds will be reduced by the pro rata portion of the unamortized organizational cost balance.

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Federal taxes
Each Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.

Dividends to shareholders
Dividends from net investment income, declared quarterly and paid at the end of each calendar quarter for Balanced Fund, Equity Fund and Total Return Fund, and declared daily and paid each calendar quarter for Equity Income Fund, are reinvested in additional shares of the Funds at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other
As of March 31, 1999, AEFC owned 47,708 shares for Balanced Fund, 26,482 shares for Equity Fund, 74,677 shares for Equity Income Fund and 53,927 shares for Total Return Fund.

2. EXPENSES AND SALES CHARGES
In addition to the expenses allocated from the Portfolio, each Fund accrues its own expenses as follows:

Each Fund entered into an agreement with AEFC to provide administrative services. Under an Administrative Services Agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. Each Fund pays AECSC an annual fee per shareholder account of $20.

Under a Plan and Agreement of Distribution, each Fund pays American Express Service Corporation (the Distributor) a distribution fee at an annual rate of 0.25% of the Fund's average daily net assets for distribution services.

AEFC and the Distributor have agreed to waive certain fees and to absorb certain other Fund expenses through Dec. 31, 1999. Under this agreement, each Fund's total expenses will not exceed 1.25% (1.30% for Total Return Fund) of each of the Fund's average daily net assets. In addition, for the six months ended March 31, 1999, AEFC further voluntarily agreed to waive certain fees and expenses to 1.00% for Balanced Fund, 1.24% for Equity Income Fund and 1.28% for Total Return Fund.

3. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the periods indicated are as follows:

                                            Six months ended March 31, 1999

                                                             Equity       Total
                                     Balanced     Equity     Income      Return
                                       Fund        Fund       Fund        Fund
Sold                                   1,485        647       2,734       1,512
Issued for reinvested distributions    5,613      1,819       9,418       4,889
Redeemed                              (3,042)      (482)     (6,676)     (1,874)
                                      ------       ----      ------      ------
Net increase (decrease)                4,056      1,984       5,476       4,527


                                              Year ended Sept. 30, 1998

                                                              Equity      Total
                                     Balanced     Equity      Income     Return
                                       Fund        Fund        Fund       Fund
Sold                                  17,601      5,667      13,570       3,489
Issued for reinvested distributions    6,007      1,202       7,727       6,111
Redeemed                              (4,983)      (562)     (4,302)     (1,373)
                                      ------       ----      ------      ------
Net increase (decrease)               18,625      6,307      16,995       8,227

4. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating each Fund's results.

Balanced Fund

Fiscal period ended Sept. 30,

Per share income and capital changesa
                                                    1999c       1998        1997        1996b
Net asset value, beginning of period              $15.07      $16.57      $13.57      $13.36
Income from investment operations:
Net investment income (loss)                         .22         .53         .66         .18
Net gains (losses) (both realized and unrealized)   1.66        (.39)       2.99         .17
Total from investment operations                    1.88         .14        3.65         .35
Less distributions:
Dividends from net investment income                (.22)       (.52)       (.65)       (.14)
Distributions from realized gains                   (.97)      (1.12)         --          --
Total distributions                                (1.19)      (1.64)       (.65)       (.14)
Net asset value, end of period                    $15.76      $15.07      $16.57      $13.57

Ratios/supplemental data
Net assets, end of period (in thousands)          $1,209      $1,095        $895        $525
Ratio of expenses to average daily net assetsd     1.00%e       .93%        .62%       1.25%e
Ratio of net investment income (loss)
  to average daily net assets                      2.73%e      3.37%       4.60%       3.91%e
Portfolio turnover rate
  (excluding short-term securities)                  62%         98%         49%         14%
Total return                                      12.72%        .73%      27.43%       2.59%

a For a share outstanding  throughout the period. Rounded to the nearest cent.
b Inception date was May 13, 1996.
c Six months ended March 31, 1999 (Unaudited).
d The Advisor and  Distributor  voluntarily  limited total  operating  expenses.
Without this agreement, the ratio of expenses to average daily net assets would have been 1.19%, 1.27%, 6.35% and 34.04% for the periods ended 1999, 1998, 1997 and 1996, respectively.
e Adjusted to an annual basis.


Equity Fund

Fiscal period ended Sept. 30,

Per share income and capital changesa
                                                    1999c       1998        1997        1996b
Net asset value, beginning of period              $28.28      $29.09      $22.40      $21.73
Income from investment operations:
Net investment income (loss)                        (.06)        .18         .54         .21
Net gains (losses) (both realized and unrealized)   5.72         .24        6.64         .62
Total from investment operations                    5.66         .42        7.18         .83
Less distributions:
Dividends from net investment income                (.28)       (.12)       (.49)       (.16)
Distributions from realized gains                  (1.41)      (1.11)         --          --
Total distributions                                (1.69)      (1.23)       (.49)       (.16)
Net asset value, end of period                    $32.25      $28.28      $29.09      $22.40

Ratios/supplemental data
Net assets, end of period (in thousands)          $1,130        $935        $778        $534
Ratio of expenses to average daily net assetsd     1.25%e      1.25%        .58%       1.25%e
Ratio of net investment income (loss)
  to average daily net assets                      (.41%)e      .69%       2.17%       3.06%e
Portfolio turnover rate
  (excluding short-term securities)                  31%         79%         82%         21%
Total return                                      20.94%        .91%      28.28%       3.81%

a For a share outstanding  throughout the period. Rounded to the nearest cent.
b Inception date was May 13, 1996.
c Six months ended March 31, 1999 (Unaudited).
d The Advisor and  Distributor  voluntarily  limited total  operating  expenses.
Without this agreement, the ratio of expenses to average daily net assets would have been 2.51%, 2.03%, 1.13% and 34.21% for the periods ended 1999, 1998, 1997 and 1996, respectively.
e Adjusted to an annual basis.


Equity Income Fund

Fiscal period ended Sept. 30,

Per share income and capital changesa
                                                    1999c       1998        1997        1996b
Net asset value, beginning of period               $9.85      $11.16       $8.92       $8.68
Income from investment operations:
Net investment income (loss)                         .07         .21         .37         .13
Net gains (losses) (both realized and unrealized)   1.61        (.47)       2.22         .23
Total from investment operations                    1.68        (.26)       2.59         .36
Less distributions:
Dividends from net investment income                (.08)       (.22)       (.35)       (.12)
Distributions from realized gains                   (.99)       (.83)         --          --
Total distributions                                (1.07)      (1.05)       (.35)       (.12)
Net asset value, end of period                    $10.46       $9.85      $11.16       $8.92

Ratios/supplemental data
Net assets, end of period (in thousands)          $1,010        $897        $827        $534
Ratio of expenses to average daily net assetsd     1.24%e      1.25%       1.07%       1.25%e
Ratio of net investment income (loss)
  to average daily net assets                      1.25%e      1.95%       3.65%       3.51%e
Portfolio turnover rate
  (excluding short-term securities)                  51%         97%         81%         17%
Total return                                      17.43%      (2.61%)     29.44%       4.10%

a For a share outstanding  throughout the period. Rounded to the nearest cent.
b Inception date was May 13, 1996.
c Six months ended March 31, 1999 (Unaudited).
d The Advisor and  Distributor  voluntarily  limited total  operating  expenses.
Without this agreement, the ratio of expenses to average daily net assets would have been 2.43%, 1.68%, 4.53%, and 24.26% for the periods ended 1999, 1998, 1997 and 1996, respectively.
e Adjusted to an annual basis.



Total Return Fund

Fiscal period ended Sept 30,

Per share income and capital changesa
                                                    1999c       1998        1997        1996b
Net asset value, beginning of period              $12.35      $14.53      $12.22      $11.89
Income from investment operations:
Net investment income (loss)                         .18         .40         .31         .06
Net gains (losses) (both realized and unrealized)   1.50        (.94)       2.29         .31
Total from investment operations                    1.68        (.54)       2.60         .37
Less distributions:
Dividends from net investment income                (.20)       (.40)       (.29)       (.04)
Distributions from realized gains                   (.93)      (1.24)         --          --
Total distributions                                (1.13)      (1.64)       (.29)       (.04)
Net asset value, end of period                    $12.90      $12.35      $14.53      $12.22

Ratios/supplemental data
Net assets, end of period (in thousands)            $774        $685        $686        $529
Ratio of expenses to average daily net assetsd     1.28%e      1.15%       1.26%       1.30%e
Ratio of net investment income (loss)
  to average daily net assets                      2.75%e      2.92%       2.29%        .96%e
Portfolio turnover rate
  (excluding short-term securities)                  43%        122%         99%         35%
Total return                                      13.87%      (4.09%)     21.35%       3.18%

a For a share outstanding  throughout the period. Rounded to the nearest cent.
b Inception date was May 13, 1996.
c Six months ended March 31, 1999 (Unaudited).
d The  Advisor and  Distributor  voluntarily  limited  total  opering  expenses.
Without this agreement, the ratio of expenses to average daily net assets would have been 2.37%, 2.16%, 2.79%, and 31.60% for the periods ended 1999, 1998, 1997 and 1996,  respectively.
e Adjusted to an annual basis.


Financial   Statements

Statement  of  assets  and liabilities
Balanced Portfolio

March 31, 1999 (Unaudited)

Assets
Investments in securities, at value (Note 1)
   (identified cost $5,070,520,471)                              $5,446,852,182
Dividends and accrued interest receivable                            26,154,406
Receivable for investment securities sold                           485,688,612
U.S. government securities held as collateral (Note 6)               10,774,493
                                                                     ----------
Total assets                                                      5,969,469,693
                                                                  -------------
Liabilities
Disbursements in excess of cash on demand deposit                    53,061,090
Payable for investment securities purchased                         912,551,736
Payable upon return of securities loaned (Note 6)                    32,279,493
Options contracts written, at value
   (premium received $7,429,836) (Note 4)                             6,418,735
Other accrued expenses                                                   87,750
                                                                         ------
Total liabilities                                                 1,004,398,804
                                                                  -------------
Net assets                                                       $4,965,070,889
                                                                 ==============

See accompanying notes to financial statements.


Statement of operations
Balanced Portfolio

Six months ended March 31, 1999 (Unaudited)

Investment income
Income:
Dividends                                                                  $ 31,054,309
Interest                                                                     59,285,038
   Less foreign taxes withheld                                                  (32,623)
                                                                                -------
Total income                                                                 90,306,724
                                                                             ----------
Expenses (Note 2):
Investment management services fee                                           11,032,878
Compensation of board members                                                    11,902
Custodian fees                                                                  191,239
Audit fees                                                                       15,188
Other                                                                            41,722
                                                                                 ------
Total expenses                                                               11,292,929
   Earnings credits on cash balances (Note 2)                                    (5,922)
                                                                                 ------
Total net expenses                                                           11,287,007
                                                                             ----------
Investment income (loss) -- net                                              79,019,717
                                                                             ----------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                            70,106,445
   Financial futures contracts (Note 5)                                       9,706,537
   Options contracts written (Note 4)                                        19,168,145
                                                                             ----------
Net realized gain (loss) on investments                                      98,981,127
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies       410,763,116
                                                                            -----------
Net gain (loss) on investments and foreign currencies                       509,744,243
                                                                            -----------
Net increase (decrease) in net assets resulting from operations            $588,763,960
                                                                           ============

See accompanying notes to financial statements.


Statements of changes in net assets
Balanced Portfolio
                                                                      March 31, 1999       Sept. 30, 1998
                                                                     Six months ended        Year ended
                                                                        (Unaudited)

Operations
Investment income (loss)-- net                                       $   79,019,717       $  185,535,190
Net realized gain (loss) on investments                                  98,981,127          536,885,565
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies   410,763,116         (663,319,521)
                                                                        -----------         ------------
Net increase (decrease) in net assets resulting from operations         588,763,960           59,101,234
Net contributions (withdrawals) from partners                          (374,923,625)        (161,190,578)
                                                                       ------------         ------------
Total increase (decrease) in net assets                                 213,840,335         (102,089,344)
Net assets at beginning of period                                     4,751,230,554        4,853,319,898
                                                                      -------------        -------------
Net assets at end of period                                          $4,965,070,889       $4,751,230,554
                                                                     ==============       ==============

See accompanying notes to financial statements.

Notes to Financial Statements

Balanced Portfolio
(Unaudited as to March 31, 1999)


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Balanced Portfolio (the Portfolio) is a series of Growth and Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Balanced Portfolio seeks to provide a balance of growth of capital and current income by investing in common stocks and senior securities (preferred stocks and debt securities) issued by U.S. and foreign companies. The Portfolio also may invest in derivative instruments and money market instruments. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Securities purchased on a when-issued basis
Delivery and payment for securities that have been purchased by the Portfolio on a forward-commitment or when-issued basis can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Portfolio's net assets the same as owned securities. The Portfolio designates cash or liquid high-grade short-term debt securities at least equal to the amount of its commitment. As of March 31, 1999, the Portfolio had entered into outstanding when-issued or forward-commitments of $631,357,248.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with AEFC for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.53% to 0.43% annually. The fees may be increased or decreased by a performance adjustment based on a comparison of the performance of Class A shares of IDS Mutual to the Lipper Balanced Fund Index. The maximum adjustment is 0.08% of the Portfolio's average daily net assets on an annual basis. The adjustment decreased the fee by $1,068,395 for the six months ended March 31, 1999.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio, and any other expenses properly payable by the Trust or Portfolio and approved by the board.

The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

During the six months ended March 31, 1999, the Portfolio's custodian fees were reduced by $5,922 as a result of earnings credits from overnight cash balances.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $3,256,606,437 and $3,049,918,502, respectively, for the six months ended March 31, 1999. For the same period, the portfolio turnover rate was 62%. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $51,096 for the six months ended March 31, 1999.

4. OPTIONS CONTRACTS WRITTEN
Contracts and premium amounts associated with options contracts written are as follows:

                                       Six months ended March 31, 1999
                                     Puts                         Calls
                            Contracts       Premium       Contracts     Premium
Balance Sept. 30, 1998         2,400   $  4,153,631        2,750   $  4,469,066
Opened                        10,455     14,769,177       13,251     19,605,833
Exercised                     (4,200)    (5,948,536)      (3,836)    (5,001,552)
Closed                        (6,275)   (10,047,691)      (9,305)   (14,570,092)
                              ------    -----------       ------    -----------
Balance March 31, 1999         2,380      2,926,581        2,860      4,503,255

See "Summary of significant accounting policies."

5. FINANCIAL FUTURES CONTRACTS
As of March 31, 1999, investments in securities included securities valued at $31,724,401 that were pledged as collateral to cover initial margin deposits on 568 open purchased contracts and 5,578 open sale contracts. The market value of the open purchase contracts as of March 31, 1999 was $100,193,600 with net unrealized loss of $1,001,360. The market value of the open sale contracts as of March 31, 1999 was $665,197,625 with a net unrealized gain of $5,250,533. See "Summary of significant accounting policies."

6. LENDING OF PORTFOLIO SECURITIES
As of March 31, 1999, securities valued at $31,200,360 were on loan to brokers. For collateral, the Portfolio received $21,505,000 in cash and U.S. government securities valued at $10,774,493. Income from securities lending amounted to $63,961 for the six months ended March 31, 1999. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.


Investments in Securities

Balanced Portfolio
March 31, 1999 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (62.6%)
Issuer                                                       Shares           Value(a)

Aerospace & defense (1.5%)
AlliedSignal                                                 800,000        $39,350,000
Rockwell Intl                                                770,000(e,f)    32,676,875
Total                                                                        72,026,875

Automotive & related (3.3%)
Delphi Automotive Systems                                  1,925,000(b)      34,168,750
Ford Motor                                                   989,500         56,154,125
General Motors                                               545,000         47,346,875
TRW                                                          577,000         26,253,500
Total                                                                       163,923,250

Banks and savings & loans (8.0%)
Bank of New York                                           1,185,000         42,585,938
Bank One                                                   1,270,000         69,929,374
BankAmerica                                                1,400,000         98,874,999
Chase Manhattan                                              590,000         47,974,375
Fleet Financial Group                                        765,000         28,783,125
Mellon Bank                                                  370,000         26,038,750
Washington Mutual                                            930,000         38,013,750
Wells Fargo                                                1,355,000         47,509,688
Total                                                                       399,709,999

Building materials & construction (0.6%)
American Standard                                            800,000(b)      27,500,000

Chemicals (2.1%)
Air Products & Chemicals                                     965,000         33,051,250
Dow Chemical                                                 170,000         15,841,875
Du Pont (EI) de Nemours                                      940,000         54,578,750
Total                                                                       103,471,875

Communications equipment & services (0.9%)
Northern Telecom                                             710,400(c)      44,133,600

Computers & office equipment (4.7%)
3Com                                                       1,177,200(b,e,f)  27,443,475
BMC Software                                                 505,000(b)      18,716,563
Compaq Computer                                            1,030,000         32,638,125
Electronic Data Systems                                      510,000         24,830,625
First Data                                                   615,500         26,312,625
Hewlett-Packard                                              250,000         16,953,125
Intl Business Machines                                       350,000         62,037,499
Wang Laboratories                                          1,166,500(b)      22,892,563
Total                                                                       231,824,600

Electronics (1.1%)
Applied Materials                                            495,000(b)      30,535,313
Texas Instruments                                            260,000         25,805,000
Total 56,340,313

Energy (6.4%)
Chevron                                                      755,000         66,770,312
Mobil                                                        830,000         73,039,999
Royal Dutch Petroleum                                        745,000(c)      38,740,000
Texaco                                                     1,110,000(e,f)    62,992,500
Tosco                                                      1,755,000         43,545,938
Unocal                                                     1,040,000         38,285,000
Total                                                                       323,373,749

Financial services (4.8%)
Associates First Capital Cl A                                840,000         37,800,000
Citigroup                                                  1,590,000        101,561,249
Fannie Mae                                                   325,000         22,506,250
Franchise Finance Corp of America                            117,500          2,474,844
MBNA                                                       1,300,000         31,037,500
Morgan Stanley, Dean Witter, Discover & Co                   410,000         40,974,375
Total                                                                       236,354,218

Food (1.4%)
Bestfoods                                                    470,000         22,090,000
General Mills                                                310,000         23,424,375
Sara Lee                                                     900,000(e,f)    22,275,000
Total                                                                        67,789,375

Health care (2.7%)
American Home Products                                       350,000         22,837,500
Amgen                                                        455,000(b)      34,068,124
Baxter Intl                                                  350,000         23,100,000
Boston Scientific                                            815,000(b)      33,058,438
Warner-Lambert                                               345,000         22,834,688
Total                                                                       135,898,750

Health care services (0.5%)
McKesson HBOC                                                355,000         23,430,000

Household products (0.9%)
Procter & Gamble                                             450,000         44,071,875

Industrial equipment & services (2.3%)
Browning-Ferris Inds                                       1,015,000         39,140,938
Illinois Tool Works                                          655,000         40,528,125
Parker-Hannifin                                            1,005,000         34,421,250
Total                                                                       114,090,313

Insurance (4.3%)
American General                                             530,900         37,428,450
American Intl Group                                          776,250         93,635,156
Lincoln Natl                                                 500,000         49,437,500
Marsh & McLennan                                             465,000         34,497,188
Total                                                                       214,998,294

Leisure time & entertainment (0.9%)
Disney (Walt)                                              1,090,000         33,926,250
Mattel                                                       343,200          8,537,100
Total                                                                        42,463,350

Multi-industry conglomerates (0.7%)
Emerson Electric                                             335,000         17,734,063
Xerox                                                        325,000         17,346,875
Total                                                                        35,080,938

Paper & packaging (1.2%)
Intl Paper                                                   770,000         32,484,375
Tenneco                                                    1,022,000         28,552,125
Total                                                                        61,036,500

Retail (4.9%)
American Stores                                            2,200,000         72,600,000
Costco Companies                                             600,000(b)      54,937,500
Dayton Hudson                                              1,190,000         79,283,749
TJX Companies                                              1,225,000         41,650,000
Total                                                                       248,471,249

Transportation (1.6%)
Burlington Northern Santa Fe                               1,260,000         41,422,500
Union Pacific                                                747,000         39,917,813
Total                                                                        81,340,313

Utilities -- electric (3.9%)
Carolina Power & Light                                       585,000         22,120,313
CMS Energy                                                   775,000         31,048,438
Duke Energy                                                  601,800         32,873,325
Edison Intl                                                  885,000         19,691,250
New Century Energies                                         755,000         25,717,188
Northern States Power                                        330,000          7,651,875
PECO Energy                                                  720,000         33,299,999
Texas Utilities                                              480,000         20,010,000
Total                                                                       192,412,388

Utilities -- gas (0.7%)
Coastal                                                    1,035,000         34,155,000

Utilities -- telephone (3.1%)
Ameritech                                                    835,000         48,325,625
AT&T                                                         250,000         19,953,125
BellSouth                                                    680,000         27,242,500
SBC Communications                                           590,000         27,803,750
U S WEST Communications Group                                545,000         30,009,063
Total                                                                       153,334,063

Total common stocks
(Cost: $2,778,603,102)                                                   $3,107,230,887

Preferred stock (1.4%)
Issuer                                                         Shares         Value(a)
Houston Inds
   7.00% Cv ACES                                             567,000(j)      68,323,500

Total preferred stock
(Cost: $44,211,203)                                                         $68,323,500

See accompanying notes to investments in securities.


Bonds (39.7%)
Issuer                                        Coupon       Principal          Value(a)
                                               rate         amount

Mortgage-backed securities (14.8%)
Collateralized Mtge Obligation Trust
      12-20-14                                 9.95%      $2,414,526         $2,559,036
Federal Home Loan Mtge Corp
      10-01-03                                 7.00        3,017,218          3,085,799
      07-01-07                                 6.50          290,596            290,808
      07-01-08                                 6.75        1,382,898          1,392,329
      06-01-09                                 5.50        3,687,449          3,619,342
      01-01-11                                 6.50       12,978,702         13,130,942
      03-01-13                                 5.50       13,794,509         13,449,445
      08-01-24                                 8.00        3,812,864          3,970,717
      03-01-26                                 7.00        7,521,224          7,632,463
      09-01-28                                 6.00       27,501,807         26,752,933
   Collateralized Mtge Obligation
      01-15-03                                 7.50        6,176,839          6,338,116
      04-15-22                                 8.50        7,000,000          7,347,130
   Trust Series Z
      10-15-23                                 6.50        2,696,047(m)       2,480,283
Federal Natl Mtge Assn
      10-01-02                                 7.50          427,808            440,009
      01-01-09                                 5.50        5,550,675          5,434,277
      03-01-10                                 5.50       30,000,000(k)      29,203,125
      03-01-10                                 6.00       30,000,000(k)      29,765,625
      03-01-10                                 6.50      100,000,000(k)     100,875,000
      07-01-13                                 6.50       15,368,922         15,511,865
      08-01-13                                 6.00       28,345,695         28,132,436
      02-01-14                                 7.50        1,204,900          1,231,962
      05-01-23                                 6.50        4,456,996          4,442,154
      09-01-23                                 6.50        6,926,931          6,903,865
      01-01-24                                 6.50       12,763,606         12,721,103
      06-01-24                                 9.00        3,976,858          4,254,562
      03-01-25                                 6.50       90,000,000(k)      89,550,000
      03-01-25                                 7.00       30,000,000(k)      30,403,125
      08-01-25                                 7.50       11,702,408         12,033,001
      06-01-26                                 8.50           41,469             43,574
      03-01-28                                 6.00       82,400,743         80,103,381
      04-01-28                                 6.00       26,800,437         26,051,772
      04-01-28                                 6.00        2,248,425(d,e,f)   2,185,738
      06-01-28                                 6.00       11,683,940         11,356,790
      06-01-28                                 6.00        9,326,412(d,e,f)   9,065,272
      06-01-28                                 7.00       24,041,293         24,384,633
      07-01-28                                 6.00       13,671,727         13,288,919
      08-01-28                                 7.00       36,618,384         37,141,341
      09-01-28                                 6.50       48,514,121         48,297,985
      12-01-28                                 6.50       11,858,619         11,807,982
   Collateralized Mtge Obligation
   Trust Series Z
      12-25-06                                 8.00       11,217,885(m)      11,689,261
      10-25-16                                 7.00          629,069(m)         626,993
Total                                                                       738,995,093

U.S. government obligations (9.9%)
Resolution Funding Corp
      10-15-19                                 8.13       50,000,000         61,561,820
   Zero Coupon
      01-15-19                                 6.50       53,000,000(n)      15,589,367
      10-15-19                                 6.32       50,000,000(n)      13,985,685
      10-15-20                                 5.69       99,400,000(n)      26,131,346
U.S. Treasury
      02-15-16                                 9.25       90,000,000        122,499,899
      05-15-17                                 8.75       50,000,000         65,793,140
      08-15-19                                 8.13       65,000,000(d,e,f)  81,918,778
      11-15-21                                 8.00       16,000,000         20,117,802
      02-15-23                                 7.13       12,700,000         14,659,483
      08-15-23                                 6.25       25,000,000(d,e,f)  26,110,000
      11-15-27                                 6.13       10,000,000(g)      10,393,248
      02-15-29                                 5.25       22,300,000(g)      21,090,894
   TIPS
      01-15-09                                 3.88        6,500,000(h)       6,479,688
   Zero Coupon
      11-15-04                                 4.89        7,500,000(d,e,f,n) 5,558,693
Total                                                                       491,889,843

Aerospace & defense (0.2%)
United Technologies
      11-15-19                                 8.88        9,500,000         11,901,900

Automotive & related (0.2%)
Ford Motor Credit
      08-15-08                                 6.75       10,000,000         10,313,810

Banks and savings & loans (2.3%)
BankAmerica
   Sr Nts
      02-15-09                                 5.88       10,000,000          9,697,599
Dao Heng Bank
   (U.S. Dollar) Sub Nts
      01-24-07                                 7.75       10,000,000(c,i)     8,560,000
Fleet Financial Group
   Sub Nts
      05-15-08                                 6.38       10,000,000         10,002,564
Mellon Financial
   Sub Nts
      02-15-10                                 6.38       16,000,000         16,229,941
Morgan (JP)
   Sr Sub Medium-term Nts Series A
      02-15-12                                 4.00       15,000,000         13,270,950
NationsBank
   Sub Nts
      05-15-10                                 6.60       11,825,000         11,972,441
Swiss Bank
   Sub Deb
      07-15-25                                 7.50        4,700,000          5,021,295
      09-01-26                                 7.75       11,000,000         11,970,037
Union Planters Capital
   Company Guaranty
      12-15-26                                 8.20       10,000,000          9,987,179
US Capital
      02-01-27                                 8.41       10,000,000(i)      10,388,541
Washington Mutual Capital
   Company Guaranty
      06-01-27                                 8.38        5,800,000          6,339,669
Total                                                                       113,440,216

Building materials & construction (0.2%)
Tyco Intl Group
   (U.S. Dollar) Company Guaranty
      06-15-28                                 7.00        9,100,000(c)       9,109,971

Chemicals (0.2%)
IMC Global
      10-15-01                                 6.63       10,000,000          9,999,520

Commercial finance -- personal loans (0.1%)
Yale University
      04-15-96                                 7.38        4,000,000          4,356,782

Communications equipment & services (0.2%)
U S West Capital Funding
   Company Guaranty
      07-15-28                                 6.88        9,000,000          9,049,711

Electronics (0.3%)
Harris
      12-01-18                                10.38        4,000,000          4,217,524
Hyundai Semiconductor
   (U.S. Dollar) Sr Nts
      05-15-04                                 8.25       10,000,000(c,i)     8,599,444
Total                                                                        12,816,968

Energy (1.0%)
Occidental Petroleum
   Medium-term Nts Series B
      04-10-00                                 6.25        6,500,000          6,479,272
Petronas
   (U.S. Dollar)
      08-15-15                                 7.75       10,000,000(c,i)     8,876,195
R & B Falcon
   Sr Nts Series B
      04-15-05                                 6.75       10,000,000          8,000,000
Union Pacific Resources
      05-15-28                                 7.15       10,000,000          8,723,599
USX
      03-01-08                                 6.85       10,000,000          9,803,968
Woodside Petroleum
   (U.S. Dollar)
      04-15-08                                 6.60       10,000,000(c,i)     9,208,171
Total                                                                        51,091,205

Energy equipment & services (0.4%)
Global Marine
      09-01-07                                 7.13       10,000,000          9,939,937
Pioneer Natural Resource
      01-15-08                                 6.50       10,350,000          8,479,068
Total                                                                        18,419,005

Financial services (1.5%)
AT&T Capital
   Company Guaranty Medium-term Nts Series F
      05-15-05                                 6.60        9,000,000          9,002,556
Bat-CRAVE-800
      08-12-00                                 6.68        7,000,000(i)       7,072,767
Citibank Credit Card Master Trust
   Series A
      10-07-04                                 5.95        8,550,000          8,609,850
Equitable Life Assurance Society US Cl B1
   Collateralized Mtge Obligation
      05-15-09                                 7.33        5,500,000(i)       5,770,160
Golden State Holdings
   Sr Nts
      08-01-03                                 7.00       10,000,000          9,806,127
Household Finance
   Medium-term Nts Series E
      06-17-08                                 6.40        8,020,000          8,024,548
Liberty Mutual Insurance
      10-15-97                                 7.70       10,000,000          9,792,370
Railcar Leasing
   (U.S. Dollar)
      01-15-13                                 7.13       15,000,000(c,i)    15,890,571
Total                                                                        73,968,949

Health care services (0.4%)
Kaiser Permanente
      07-15-05                                 9.55        6,000,000          6,983,359
Service Corp Intl
      03-15-08                                 6.50        2,000,000          1,921,440
      04-15-09                                 7.70       10,000,000         10,410,316
Total                                                                        19,315,115

Insurance (1.8%)
American General Institute Capital
   Company Guaranty Series A
      12-01-45                                 7.57       15,000,000(i)      15,615,348
American United Life Insurance
      03-30-26                                 7.75       10,375,000(i)      10,564,167
Nationwide CSN Trust
      02-15-25                                 9.88       15,500,000(i)      18,153,703
New York Life Insurance
      12-15-23                                 7.50       11,500,000(i)      11,245,611
Principal Mutual
      03-01-44                                 8.00        7,150,000(i)       7,560,044
SAFECO Capital
   Company Guaranty
      07-15-37                                 8.07       10,000,000         10,012,193
SunAmerica
      04-28-23                                 8.13        5,150,000          5,945,554
Zurich Capital
   (U.S. Dollar) Company Guaranty
      06-01-37                                 8.38        7,500,000(c,i)     8,013,028
Total                                                                        87,109,648

Media (0.5%)
Belo (AH)
   Sr Nts
      06-01-07                                 7.13       15,000,000         15,215,181
Time Warner Entertainment
   Sr Nts
      07-15-33                                 8.38       10,000,000         11,836,406
Total                                                                        27,051,587

Miscellaneous (0.4%)
DTE Burns Harbor LLC
   Sr Nts
      01-30-03                                 6.57        7,119,480(i)       7,026,856
Florida Windstorm
   (MBIA Insured)
      02-25-19                                 7.13       15,000,000(i,l)    15,085,755
Total                                                                        22,112,611

Paper & packaging (0.2%)
Intl Paper
      11-15-12                                 5.13       13,400,000         11,437,565

Real estate investment trust (0.1%)
Property Trust of America
      02-15-14                                 7.50        5,000,000          5,021,544

Restaurants & lodging (0.2%)
MGM Grand
      02-01-05                                 6.95       10,000,000          9,450,985

Retail (0.3%)
Wal-Mart CRAVE Trust
      07-17-06                                 7.00       12,237,423(i)      12,433,589

Transportation (1.2%)
Atlas Air Series C
      01-02-10                                 8.01       14,165,941         14,192,857
Burlington Northern Santa Fe
      12-15-25                                 7.00       10,200,000         10,384,931
Canadian Natl Railroad
   (U.S. Dollar)
      05-15-23                                 7.63        6,000,000(c)       6,499,477
CSX
      05-01-27                                 7.25       10,000,000         10,596,233
Mass Transit Railway
   (U.S. Dollar)
      02-04-09                                 7.50       16,375,000(c)      16,749,078
Total                                                                        58,422,576

Utilities -- electric (1.9%)
Arizona Public Service
   1st Mtge Sale Lease-backed Obligation
      12-30-15                                 8.00        5,400,000          5,946,727
Cleveland Electric Illuminating
      07-01-00                                 7.19        5,000,000          5,073,382
      07-01-04                                 7.67       10,000,000         10,508,950
Entergy Louisiana
   1st Mtge
      03-01-08                                 6.50        5,535,000          5,582,883
Israel Electric
   (U.S. Dollar) Sr Nts
      12-15-06                                 7.25       10,000,000(c)       9,942,500
Pacific Gas & Electric
   1st Mtge Series 1992D
      11-01-22                                 8.25        4,600,000          4,893,632
Public Service Electric & Gas
   1st Mtge
      05-01-23                                 6.38       13,325,000         13,326,918
   1st & Ref Mtge (AMBAC Insured)
      01-01-16                                 6.75       13,000,000(l)      13,180,837
TU Electric Capital
   Company Guaranty
      01-30-37                                 8.18       10,000,000         10,502,960
Wisconsin Electric Power
      01-15-23                                 7.75        5,500,000          5,706,657
      12-01-95                                 6.88        8,000,000          8,016,481
Total                                                                        92,681,927

Utilities -- gas (0.2%)
Ras Laffan
   (U.S. Dollar)
      03-15-14                                 8.29       10,000,000(c,i)     9,401,806

Utilities -- telephone (1.2%)
Airtouch Communications
      05-01-08                                 6.65        6,950,000          7,164,072
Bell Telephone of Pennsylvania
      03-15-33                                 7.38        5,000,000          5,071,825
GTE
      11-01-21                                 8.75        5,000,000          6,143,190
Qwest Communications Intl
   Sr Nts
      11-01-08                                 7.25       21,000,000(i)      21,472,499
SBC Communications
      10-15-34                                 6.63        6,100,000          5,870,766
      07-15-43                                 7.38        7,500,000          7,870,850
U S WEST Communications
      09-15-05                                 6.63        7,000,000(d,e,f)   7,204,250
Total                                                                        60,797,452

Total bonds
(Cost: $1,946,834,037)                                                   $1,970,589,378

See accompanying notes to investments in securities

Options purchased (--%)
Issuer                                                Shares       Exercise    Expiration      Value(a)
                                                       price         date

Puts
U.S. Treasury Bond Futures, June 1999                 320,000        $106       May 1999       $49,984
U.S. Treasury Note Futures, June 1999, 10-year notes  100,000         111       May 1999       109,370

Total options purchased
(Cost: $323,066)                                                                              $159,354

See accompanying notes to investments in securities.


Short-term securities (6.1%)(d)
Issuer                                     Annualized        Amount          Value(a)
                                         yield on date     payable at
                                          of purchase       maturity

U.S. government agency (1.5%)
Federal Home Loan Mtge Corp Disc Nts
      04-06-99                                 4.82%     $26,600,000        $26,582,266
      04-19-99                                 4.80       25,000,000         24,940,250
      05-14-99                                 4.80       25,000,000         24,857,563
Total                                                                        76,380,079

Commercial paper (4.6%)
BBV Finance (Delaware)
      04-19-99                                 4.87       19,500,000         19,452,711
BMW US Capital
      05-13-99                                 4.87        3,000,000          2,983,060
Ciesco LP
      04-13-99                                 4.89       17,800,000         17,771,105
Commerzbank U.S. Finance
      04-07-99                                 4.90       15,000,000         14,987,800
Delaware Funding
      04-23-99                                 4.89       11,500,000(o)      11,465,845
Fleet Funding
      04-21-99                                 4.88       13,700,000(o)      13,663,010
      04-29-99                                 4.87        4,000,000(o)       3,984,911
Ford Motor Credit
      04-08-99                                 4.90       10,000,000          9,990,511
      04-16-99                                 4.90       10,000,000          9,979,667
Glaxo Wellcome
      04-12-99                                 4.88        9,700,000(o)       9,685,596
GMAC
      04-22-99                                 4.90       10,000,000          9,971,592
Goldman Sachs Group
      04-01-99                                 4.87       11,000,000         11,000,000
GTE Funding
      04-06-99                                 4.89       19,342,000         19,328,917
Heinz (HJ)
      05-03-99                                 4.86        8,300,000          8,264,365
Household Finance
      04-01-99                                 4.87       11,500,000         11,500,000
Merrill Lynch
      04-08-99                                 4.90        7,200,000          7,193,140
Morgan Stanley, Dean Witter, Discover & Co
      04-05-99                                 4.89       10,000,000          9,994,589
Novartis Finance
      04-08-99                                 4.86        4,100,000(o)       4,096,133
Paccar Financial
      04-20-99                                 4.85       12,400,000         12,368,390
Societe Generale North America
      04-07-99                                 4.90       12,600,000         12,589,752
Variable Funding Capital
      04-05-99                                 4.87        3,900,000(o)       3,897,890
Total                                                                       224,168,984

Total short-term securities
(Cost: $300,549,063)                                                       $300,549,063

Total investments in securities
(Cost: $5,070,520,471)(p)                                                $5,446,852,182

See accompanying notes to investments in securities.

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of March 31, 1999, the value of foreign securities represented 3.90% of net assets.

(d) At March 31, 1999, securities valued at $31,724,401 were held to cover open call options written as follows:

Issuer                                         Shares  Exercise  Expiration     Value(a)
                                                         price      date

U.S. Treasury Bond Futures, June 1999          84,000      $120    May 1999  $1,548,750
U.S. Treasury Bond Futures, June 1999         144,000       122    May 1999   1,372,493
U.S. Treasury Bond Futures, June 1999          34,000       124    May 1999     143,435
U.S. Treasury Note Futures, June 1999,
     10-year notes                             24,000       116    May 1999     101,249

Total                                                                        $3,165,927

At March 31, 1999, cash or short-term securities were designated to cover open put options written as follows:

Issuer                                         Shares   Exercise  Expiration    Value(a)
                                                         price      date
U.S. Treasury Bond Futures, June 1999          54,000      $118    May 1999    $337,500
U.S. Treasury Bond Futures, June 1999          94,000       120    May 1999   1,204,375
U.S. Treasury Bond Futures, June 1999          40,000       124    May 1999   1,531,248
U.S. Treasury Note Futures, June 1999,
     10-year notes                             50,000       113    May 1999     179,685

Total                                                                        $3,252,808

(e) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

Type of security                                            Notional amount
Purchase contracts
U.S. Treasury Note, June 1999, 10-year notes                       $400,000

Sale contracts
U.S. Treasury Bond, June 1999                                     4,778,000
U.S. Treasury Note, June 1999, 5-year notes                         800,000

(f) Partially pledged as initial margin deposit on the following open stock index futures purchase contracts (see Note 5 to the financial statements):

Type of security                                                  Contracts
S&P 500 Index, June 1999                                                168

(g) Security is partially or fully on loan. See Note 6 to the financial statements.

(h) U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(i)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration  under the  Securities  Act of 1933, as amended.  This security has been determined to be liquid under guidelines established by the board.

(j) ACES (Automatically Convertible Equity Securities) are structured as convertible preferred securities. Investors receive an enhanced yield but based upon a specific formula, potential appreciation is limited. ACES pay dividends, have voting rights, are noncallable for at least three years and upon maturity, convert into shares of common stock.

(k) At March 31, 1999, the cost of securities purchased, including interest purchased, on a when-issued basis was $631,357,248.

(l) The following abbreviations are used in portfolio descriptions to identify the insurer of the issue:

AMBAC    --    American Municipal Bond Association Corporation
MBIA     --    Municipal Bond Investors Assurance

(m) This security is a collateralized mortgage obligation that pays no interest or principal during its initial accrual period until previous series within the trust have been paid off. Interest is accrued at an effective yield; similar to a zero coupon bond.

(n) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(o) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
This security has been determined to be liquid under guidelines established by the board.

(p) At March 31, 1999, the cost of securities for federal income tax purposes was approximately $5,070,512,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                         $508,254,000
Unrealized depreciation                                         (131,914,000)
                                                                ------------
Net unrealized appreciation                                     $376,340,000


Financial Statements

Statement of assets and liabilities
Equity Portfolio

March 31, 1999 (Unaudited)

Assets
Investments in securities, at value (Note 1):
Investments in securities of unaffiliated issuers (identified cost $3,266,002,145)      $4,688,886,704
Investments in securities of affiliated issuers (identified cost $27,605,473)               54,398,438
                                                                                            ----------
Total investments in securities (identified cost $3,293,607,618)                         4,743,285,142
Dividends and accrued interest receivable                                                    5,562,029
Receivable for investment securities sold                                                   59,338,078
U.S. government securities held as collateral (Note 4)                                       9,918,396
                                                                                             ---------
Total assets                                                                             4,818,103,645
                                                                                         =============
Liabilities
Disbursements in excess of cash on demand deposit                                            1,342,514
Payable for investment securities purchased                                                 35,345,889
Payable upon return of securities loaned (Note 4)                                           37,709,296
Accrued investment management services fee                                                      60,975
Other accrued expenses                                                                         156,494
                                                                                               -------
Total liabilities                                                                           74,615,168
                                                                                            ----------
Net assets                                                                              $4,743,488,477
                                                                                        ==============

See accompanying notes to financial statements.


Statement of operations
Equity Portfolio

Six months ended March 31, 1999 (Unaudited)

Investment income
Income:
Dividends                                                                  $ 30,128,564
Interest                                                                     10,943,262
   Less foreign taxes withheld                                                 (263,895)
                                                                               --------
Total income                                                                 40,807,931
                                                                             ----------
Expenses (Note 2):
Investment management services fee                                           11,209,160
Compensation of board members                                                    11,076
Custodian fees                                                                  202,915
Audit fees                                                                       14,813
Other                                                                            45,244
                                                                                 ------
Total expenses                                                               11,483,208
   Earnings credit on cash balances (Note 2)                                     (4,848)
                                                                                 ------
Total net expenses                                                           11,478,360
                                                                             ----------
Investment income (loss) -- net                                              29,329,571
                                                                             ----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions                                                     91,380,320
   Foreign currency transactions                                                   (595)
                                                                                   ----
Net realized gain (loss) on investments                                      91,379,725
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies       731,805,357
                                                                            -----------
Net gain (loss) on investments and foreign currencies                       823,185,082
                                                                            -----------
Net increase (decrease) in net assets resulting from operations            $852,514,653
                                                                           ============

See accompanying notes to financial statements.


Statements of changes in net assets
Equity Portfolio
                                                                    March 31, 1999   Sept. 30, 1998
                                                                   Six months ended    Year ended
                                                                      (Unaudited)

Operations
Investment income (loss) -- net                                      $   29,329,571  $   62,955,925
Net realized gain (loss) on investments                                  91,379,725     401,372,703
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies   731,805,357    (356,961,919)
                                                                        -----------    ------------
Net increase (decrease) in net assets resulting from operations         852,514,653     107,366,709
Net contributions (withdrawals) from partners                          (178,179,100)   (202,014,550)
                                                                       ------------    ------------
Total increase (decrease) in net assets                                 674,335,553     (94,647,841)
Net assets at beginning of period                                     4,069,152,924   4,163,800,765
                                                                      -------------   -------------
Net assets at end of period                                          $4,743,488,477  $4,069,152,924
                                                                     ==============  ==============

See accompanying notes to financial statements.

Notes to Financial Statements

Equity Portfolio
(Unaudited as to March 31, 1999)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Equity Portfolio (the Portfolio) is a series of Growth and Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Equity Portfolio invests primarily in common stocks and securities convertible into common stocks. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with AEFC for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the portfolio's average daily net assets in reducing percentages from 0.53% to 0.4% annually. The fees may be increased or decreased by a performance adjustment based on a comparison of the performance of Class A shares of IDS Stock Fund to the Lipper Growth and Income Fund Index. The maximum adjustment is 0.08% of the Portfolio's average daily net assets on an annual basis. The adjustment increased the fee by $698,688 for the six months ended March 31, 1999.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

During the six months ended March 31, 1999, the Portfolio's custodian fees were reduced by $4,848 as a result of earnings credits from overnight cash balances.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,306,780,251 and $1,400,098,654, respectively, for the six months ended March 31, 1999. For the same period, the portfolio turnover rate was 31%. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $60,296 for the six months ended March 31, 1999.

4. LENDING OF PORTFOLIO SECURITIES
As of March 31, 1999, securities valued at $36,132,475 were on loan to brokers. For collateral, the Portfolio received $27,790,900 in cash and U.S. government securities valued at $9,918,396. Income from securities lending amounted to $82,608 for the six months ended March 31, 1999. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

5. OPTIONS CONTRACTS WRITTEN
Contracts and premium amounts associated with options contracts written are as follows:

                                               Six months ended March 31, 1999
                                                            Calls
                                              Contracts                Premium
Balance Sept. 30, 1998                            --              $        --
Opened                                         1,000                  162,690
Closed                                        (1,000)                (162,690)
                                              ------                 --------
Balance March 31, 1999                            --              $        --

See "Summary of significant accounting policies."

Investments in Securities

Equity Portfolio
March 31, 1999 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (82.9%)
Issuer                                                        Shares         Value(a)

Aerospace & defense (1.8%)
Gulfstream Aerospace                                         847,900(b)     $36,777,663
Raytheon Cl B                                                800,000         46,900,000
Total                                                                        83,677,663

Airlines (0.6%)
Southwest Airlines                                         1,000,000         30,250,000

Automotive & related (1.3%)
Delphi Automotive Systems                                    889,200(b)      15,783,300
Federal-Mogul                                                385,000         16,555,000
Ford Motor                                                   500,000         28,375,000
Total                                                                        60,713,300

Banks and savings & loans (4.3%)
Bank One                                                     810,000         44,600,625
BankAmerica                                                  700,000         49,437,500
Wachovia                                                     620,000         50,336,250
Washington Mutual                                            750,000         30,656,250
Wells Fargo                                                  800,000         28,050,000
Total                                                                       203,080,625

Beverages & tobacco (1.0%)
Coca-Cola                                                    800,000         49,100,000

Building materials & construction (1.4%)
Martin Marietta Materials                                  1,200,000         68,475,000

Chemicals (0.5%)
Waste Management                                             547,375         24,289,766

Communications equipment & services (1.2%)
Nokia Oyj ADR Cl A                                           250,000(c)      38,937,500
Tellabs                                                      200,000(b)      19,550,000
Total                                                                        58,487,500

Computers & office equipment (13.7%)
3Com                                                         600,000(b)      13,987,500
America Online                                               800,000        116,800,000
Ascend Communications                                        650,000(b)      54,396,875
Cisco Systems                                                600,000(b)      65,737,500
Compaq Computer                                            1,500,000         47,531,250
Equant                                                       400,000(b,c,d)  30,100,000
Gateway 2000                                                 450,000(b)      30,853,125
Intl Business Machines                                       500,000         88,625,000
Microsoft                                                  2,000,000(b)     179,249,999
Solectron                                                    396,449(b)      19,252,555
Total                                                                       646,533,804

Electronics (2.7%)
Altera                                                       347,826(b)      20,695,647
Intel                                                        500,000         59,562,500
Texas Instruments                                            500,000         49,625,000
Total                                                                       129,883,147

Energy (2.4%)
Conoco Cl A                                                1,267,100         31,123,144
Exxon                                                        600,000         42,337,500
Mobil                                                        450,000         39,600,000
Total                                                                       113,060,644

Energy equipment & services (0.7%)
Schlumberger                                                 525,000(c)      31,598,438

Financial services (4.5%)
Associates First Capital Cl A                                566,120         25,475,400
Mutual Risk Management                                     1,525,000(c,d)    58,331,250
Providian Financial                                        1,200,000        132,000,000
Total                                                                       215,806,650

Food (1.8%)
General Mills                                                500,000         37,781,250
Sara Lee                                                   2,000,000         49,500,000
Total                                                                        87,281,250

Health care (10.0%)
American Home Products                                       700,000         45,675,000
Amgen                                                        500,000(b)      37,437,500
Baxter Intl                                                  750,000         49,500,000
Bristol-Myers Squibb                                       1,000,000         64,312,500
Guidant                                                    1,150,000         69,575,000
Medtronic                                                    400,000         28,700,000
Pfizer                                                       400,000         55,500,000
Schering-Plough                                            1,300,000         71,906,249
Warner-Lambert                                               750,000         49,640,625
Total                                                                       472,246,874

Household products (2.7%)
Gillette                                                     500,000         29,718,750
Procter & Gamble                                             600,000         58,762,500
Unilever                                                     600,000(c)      39,862,500
Total                                                                       128,343,750

Industrial equipment & services (1.0%)
Illinois Tool Works                                          800,000         49,500,000

Insurance (3.6%)
ACE                                                          750,000(c)      23,390,625
American Intl Group                                          904,500        109,105,313
XL Capital Cl A                                              650,000         39,487,500
Total                                                                       171,983,438

Media (3.7%)
Clear Channel Communications                               1,200,000(b)      80,475,000
Infinity Broadcasting Cl A                                 1,317,000(b)      33,912,750
MediaOne Group                                               500,000(b)      31,750,000
USA Networks                                                 800,000(b)      28,650,000
Total                                                                       174,787,750

Metals (1.1%)
Stillwater Mining                                          2,062,500(b,e)    54,398,438

Multi-industry conglomerates (4.2%)
Emerson Electric                                             615,380         32,576,679
General Electric                                           1,500,000        165,937,500
Total                                                                       198,514,179

Paper & packaging (0.9%)
Intl Paper                                                 1,000,000         42,187,500

Retail (9.5%)
American Stores                                              700,000         23,100,000
Circuit City Stores                                          450,000         34,481,250
Dayton Hudson                                              1,100,000         73,287,500
Home Depot                                                 1,200,000         74,700,000
Rite Aid                                                   1,795,000         44,875,000
Safeway                                                    1,750,000(b)      89,796,875
Wal-Mart Stores                                            1,200,000        110,624,999
Total                                                                       450,865,624

Utilities -- electric (1.5%)
Carolina Power & Light                                       350,000         13,234,375
CMS Energy                                                   300,000         12,018,750
Duke Energy                                                  200,000         10,925,000
New Century Energies                                         150,000          5,109,375
Texas Utilities                                              350,000         14,590,625
Unicom                                                       400,000         14,625,000
Total                                                                        70,503,125

Utilities -- telephone (6.7%)
Ameritech                                                    800,000         46,300,000
AT&T                                                       1,150,775         91,846,229
BellSouth                                                    750,000         30,046,875
MCI WorldCom                                                 875,422(b)      77,529,561
SBC Communications                                           439,200         20,697,300
U S WEST Communications Group                                900,000         49,556,250
Total                                                                       315,976,215

Total common stocks
(Cost: $2,532,012,453)                                                   $3,931,544,680


Preferred stocks (8.3%)

BS-Medtronic
   5.00% Cv                                                  884,250         41,913,450
BS-Service Corp Intl
   5.00%                                                   1,100,000         16,346,000
CVS
   6.00% Cv ACES                                             200,000(f)      17,100,000
Federal-Mogul Finance Trust
   7.00% Cm Cv                                               270,000         14,478,750
Finova Finance Trust
   5.50% Cv                                                  325,000         22,750,000
Glenborough Realty Trust
   7.75% Cv Series A                                         402,105          6,735,259
Host Marriott Finance Trust
   6.75% Cv                                                  300,000         11,812,500
Houston Inds
   7.00% Cv ACES                                             325,000(f)      39,162,500
Ingersoll-Rand
   6.75% Cv PRIDES                                           800,000(g)      20,200,000
McKesson
   5.00% Cv                                                  200,000(h)      18,050,000
MediaOne Group
   6.25% Cv                                                  569,500         47,126,125
MS-Applied Material
   6.00% Cv                                                  180,000          8,460,000
MS-Gillette
   Cv                                                        186,795         21,714,919
MS-UNUM
   3.25% Cv                                                1,217,092         56,290,505
Newell Finance Trust
   5.25% Cm Cv                                               250,000(h)      13,812,500
PLC Capital Trust II
   6.50% Cv PRIDES                                            85,600(g)       5,333,950
SBH-Cincinnati Bell
   6.25%                                                     216,200         15,323,175
Sprint
   8.25% Cv                                                  206,925         15,105,525

Total preferred stocks
(Cost: $355,366,716)                                                       $391,715,158

See accompanying notes to investments in securities.


Bonds (2.4%)
Issuer                                      Coupon         Principal          Value(a)
                                             rate           amount

AirTours
   (British Pound) Cv Sub Nts
   01-05-04                                  5.75%        8,216,000(c,h)     $15,254,437
Colt Telecom Group
   (European Monetary Unit) Cv
   08-06-05                                  1.12        25,000,000(c)        17,057,989
Costco
   Zero Coupon Cv Sub Nts
   08-01-17                                  3.51        21,000,000(h,i)      22,470,000
Exodus Communications
   Cv Sub Nts
   03-15-06                                  5.00         6,000,000(h)         9,552,300
Network Associates
   Zero Coupon Cv Sub Debs
   02-13-18                                  4.09        20,000,000(h,i)       7,200,000
Office Depot
   Zero Coupon Cv Nts
   11-01-08                                  3.70         7,300,000(i)         6,332,750
Pennzenergy
   Cv
   08-15-08                                  4.90        15,000,000           15,000,000
Telewest Communication
   (British Pound) Cv
   02-19-07                                  5.25        12,240,000(c,h)      19,761,474

Total bonds
(Cost: $98,828,610)                                                         $112,628,950

See accompanying notes to investments in securities.



Short-term securities (6.5%)
Issuer                                     Annualized        Amount            Value(a)
                                         yield on date     payable at
                                          of purchase       maturity

U.S. government agencies (2.1%)
Federal Home Loan Bank Disc Nt
   05-21-99                                    4.77%     $21,600,000        $21,457,800
Federal Home Loan Mtge Corp Disc Nts
   04-08-99                                    4.82          600,000            599,440
   04-14-99                                    4.78       19,400,000         19,366,724
   04-23-99                                    4.80       24,800,000         24,727,556
   05-12-99                                    4.80        8,100,000          8,055,997
   05-17-99                                    4.77       25,000,000         24,848,582
Total                                                                        99,056,099

Commercial paper (4.2%)
Albertson's
   04-12-99                                    4.87        2,100,000(j)       2,096,888
BBV Finance (Delaware)
   04-14-99                                    4.87       10,000,000          9,980,804
   05-19-99                                    4.86        8,200,000          8,146,312
Becton Dickinson
   05-10-99                                    4.86        1,600,000          1,591,611
BMW US Capital
   04-22-99                                    4.86       18,900,000         18,846,639
Ciesco LP
   04-12-99                                    4.85        7,400,000          7,388,334
   05-04-99                                    4.87        5,400,000          5,376,042
   05-06-99                                    4.87        8,200,000          8,161,334
Daimler/Chrysler
   04-15-99                                    4.88       12,700,000         12,675,997
Delaware Funding
   04-23-99                                    4.89        2,000,000(j)       1,994,060
Dresdner US Finance
   04-13-99                                    4.88       18,700,000         18,669,706
Fleet Funding
   04-16-99                                    4.88       10,000,000(j)       9,979,750
   04-21-99                                    4.88       11,200,000(j)      11,169,760
Goldman Sachs Group
   04-01-99                                    4.87       10,000,000         10,000,000
GTE Funding
   04-05-99                                    4.90        1,400,000          1,399,241
Household Finance
   05-03-99                                    4.87        6,100,000          6,073,756
Morgan Stanley, Dean Witter, Discover & Co
   04-05-99                                    4.89        7,100,000          7,096,158
   04-13-99                                    4.89       10,000,000          9,983,767
Natl Australia Funding (Delaware)
   04-13-99                                    4.87        9,500,000          9,484,578
Paccar Financial
   04-20-99                                    4.85        9,800,000          9,775,018
Societe Generale North America
   04-07-99                                    4.90        9,300,000          9,292,436
UBS Finance (Delaware)
   04-16-99                                    4.87       11,300,000         11,277,165
Variable Funding Capital
   04-05-99                                    4.87       10,900,000(j)      10,894,102
Total                                                                       201,353,458

Letter of credit (0.2%)
Bank of America-
AES Hawaii
   04-15-99                                    4.88        7,000,000          6,986,797

Total short-term securities
(Cost: $307,399,839)                                                       $307,396,354

Total investments in securities
(Cost: $3,293,607,618)(k)                                                $4,743,285,142

See accompanying notes to investments in securities.


Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of March 31, 1999, the value of foreign securities represented 5.78% of net assets.

(d) Security is partially or fully on loan. See Note 4 to the financial statements.

(e) Investments representing 5% or more of the outstanding voting securities of the issuer. Transactions with companies that are or were affiliates during the six months ended March 31, 1999 are as follows:

Issuer               Beginning    Purchase    Sales    Ending     Dividend   Value(a)
                        cost        cost       cost     cost       income

Stillwater Mining    $24,603,388  $3,002,085   $--  $27,605,473     $--    $54,398,438

(f) ACES (Automatically Convertible Equity Securities) are structured as convertible preferred securities. Investors receive an enhanced yield but based upon a specific formula, potential appreciation is limited. ACES pay dividends, have voting rights, are noncallable for at least three years and upon maturity, convert into shares of common stock.

(g) PRIDES (Preferred Redeemable Increased Dividend Equity Securities) are structured as convertible preferred securities. Investors receive an enhanced yield but based upon a specific formula, potential appreciation is limited.
PRIDES pay dividends, have voting rights, are noncallable for three years and upon maturity, convert into shares of common stock.

(h)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration  under the  Securities  Act of 1933, as amended.  This security has been determined to be liquid under guidelines established by the board.

(i) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(j) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
This security has been determined to be liquid under guidelines established by the board.

(k) At March 31, 1999, the cost of securities for federal income tax purposes was approximately $3,293,608,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                        $1,526,462,000
Unrealized depreciation                                           (76,785,000)
                                                                  -----------
Net unrealized appreciation                                    $1,449,677,000

Financial Statements

Statement of assets and liabilities
Equity Income Portfolio

March 31, 1999 (Unaudited)

Assets
Investments in securities, at value (Note 1)
   (identified cost $2,479,496,295)                             $2,676,911,451
Dividends and accrued interest receivable                            3,321,663
Receivable for investment securities sold                           16,772,378
                                                                    ----------
Total assets                                                     2,697,005,492
                                                                 -------------
Liabilities
Disbursements in excess of cash on demand deposit                   24,828,295
Payable for investment securities purchased                         23,440,589
Accrued investment management services fee                              36,222
Other accrued expenses                                                  13,457
                                                                        ------
Total liabilities                                                   48,318,563
                                                                    ----------
Net assets                                                      $2,648,686,929
                                                                ==============

See accompanying notes to financial statements.


Statement of operations
Equity Income Portfolio

Six months ended March 31, 1999 (Unaudited)

Investment income
Income:
Dividends                                                                  $ 29,974,632
Interest                                                                      2,287,348
   Less foreign taxes withheld                                                 (199,438)
                                                                               --------
Total income                                                                 32,062,542
                                                                             ----------
Expenses (Note 2):
Investment management services fee                                            6,427,169
Compensation of board members                                                     8,184
Custodian fees                                                                   61,657
Audit fees                                                                       11,625
Other                                                                            34,897
                                                                                 ------
Total expenses                                                                6,543,532
   Earnings credits on cash balances (Note 2)                                    (3,547)
                                                                                 ------
Total net expenses                                                            6,539,985
                                                                              ---------
Investment income (loss) -- net                                              25,522,557
                                                                             ----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                           115,953,337
   Financial futures contracts (Note 4)                                      17,566,011
   Foreign currency transactions                                                   (387)
                                                                                   ----
Net realized gain (loss) on investments                                     133,518,961
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies       255,465,370
                                                                            -----------
Net gain (loss) on investments and foreign currencies                       388,984,331
                                                                            -----------
Net increase (decrease) in net assets resulting from operations            $414,506,888
                                                                           ============

See accompanying notes to financial statements.


Statements of changes in net assets
Equity Income Portfolio
                                                                      March 31, 1999       Sept. 30, 1998
                                                                     Six months ended        Year ended
                                                                        (Unaudited)

Operations
Investment income (loss)-- net                                       $   25,522,557       $   64,833,066
Net realized gain (loss) on investments                                 133,518,961          263,358,256
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies   255,465,370         (386,481,334)
                                                                        -----------         ------------
Net increase (decrease) in net assets resulting from operations         414,506,888          (58,290,012)
Net contributions (withdrawals) from partners                          (176,498,398)         248,383,687
                                                                       ------------          -----------
Total increase (decrease) in net assets                                 238,008,490          190,093,675
Net assets at beginning of period                                     2,410,678,439        2,220,584,764
                                                                      -------------        -------------
Net assets at end of period                                          $2,648,686,929       $2,410,678,439
                                                                     ==============       ==============

See accompanying notes to financial statements.


Notes to Financial Statements

Equity Income Portfolio
(Unaudited as to March 31, 1999)


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Equity Income Portfolio (the Portfolio) is a series of Growth and Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Equity Income Portfolio seeks to provide a high level of current income and, as a secondary goal, steady growth of capital by investing primarily in dividend-paying stocks. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with AEFC for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.53% to 0.4% annually.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

During the six months ended March 31, 1999, the Portfolio's custodian fees were reduced by $3,547 as a result of earnings credits from overnight cash balances.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,285,942,229 and $1,339,812,816, respectively, for the six months ended March 31, 1999. For the same period, the portfolio turnover rate was 51%. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $40,425 for the six months ended March 31, 1999.

Income from securities lending amounted to $26,255 for the six months ended March 31, 1999. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

4. STOCK INDEX FUTURES CONTRACTS
Investments in securities as of March 31, 1999, included securities valued at $3,588,750 that were pledged as collateral to cover initial margin deposits on 290 open purchase contracts. The market value of the open purchase contracts as of March 31, 1999 was $93,764,250 with a net unrealized loss of $1,995,490. See "Summary of significant accounting policies."

Investments in Securities

Equity Income Portfolio
March 31, 1999 (Unaudited)


(Percentages represent value of investments compared to net assets)

Common stocks (91.2%)
Issuer                                                       Shares           Value(a)

Aerospace & defense (1.8%)
Goodrich (BF)                                                640,000        $21,960,000
Rockwell Intl                                                602,000         25,547,375
Total                                                                        47,507,375

Automotive & related (5.5%)
Dana                                                         780,000         29,640,000
Ford Motor                                                   730,000         41,427,500
General Motors                                               575,000         49,953,125
TRW                                                          530,000         24,115,000
Total                                                                       145,135,625

Banks and savings & loans (11.5%)
Bank of New York                                             895,000         32,164,062
Bank One                                                     885,000         48,730,312
BankAmerica                                                1,055,000         74,509,374
BankBoston                                                   325,000         14,076,563
Chase Manhattan                                              375,400         30,524,713
Fleet Financial Group                                        780,000         29,347,500
Mellon Bank                                                  285,000         20,056,875
Washington Mutual                                            740,000         30,247,500
Wells Fargo                                                  755,000         26,472,188
Total                                                                       306,129,087

Chemicals (2.7%)
Dow Chemical                                                 135,000         12,580,313
Du Pont (EI) de Nemours                                      570,000         33,095,625
Imperial Chemical Inds                                       360,000(c)      12,892,500
Lyondell Petrochemical                                       930,000         12,729,375
Total                                                                        71,297,813

Communications equipment & services (1.3%)
Northern Telecom                                             565,200(c)      35,113,050

Computers & office equipment (6.3%)
3Com                                                       1,050,600(b)      24,492,113
BMC Software                                                 385,000(b)      14,269,063
Electronic Data Systems                                      500,000         24,343,750
First Data                                                   490,000         20,947,500
Hewlett-Packard                                              200,000         13,562,500
Intl Business Machines                                       330,000         58,492,499
Wang Laboratories                                            540,000(b)      10,597,500
Total                                                                       166,704,925

Electronics (0.9%)
Applied Materials                                            310,000(b)      19,123,125
Intel                                                         37,250          4,437,406
Total                                                                        23,560,531

Energy (11.4%)
Chevron                                                      560,000         49,524,999
Conoco Cl A                                                1,545,900         37,971,169
FirstEnergy                                                  435,000         12,152,813
Mobil                                                        630,000         55,439,999
Royal Dutch Petroleum                                        770,000(c)      40,040,000
Sunoco                                                       535,000         19,293,438
Texaco                                                       735,000         41,711,249
Ultramar Diamond Shamrock                                    750,000         16,218,750
Unocal                                                       865,000         31,842,813
Total                                                                       304,195,230

Financial services (6.2%)
Associates First Capital Cl A                                605,000         27,225,000
Citigroup                                                  1,010,000         64,513,750
Fannie Mae                                                   245,000         16,966,250
MBNA                                                       1,040,000         24,830,000
Morgan Stanley, Dean Witter, Discover & Co                   320,000         31,980,000
Total                                                                       165,515,000

Food (3.2%)
Bestfoods                                                    625,000         29,375,000
General Mills                                                370,000         27,958,125
Sara Lee                                                   1,130,000(e)      27,967,500
Total                                                                        85,300,625

Health care (3.7%)
American Home Products                                       555,000         36,213,750
Baxter Intl                                                  475,000         31,350,000
Pharmacia & Upjohn                                           500,000         31,187,500
Total                                                                        98,751,250

Household products (2.6%)
Colgate-Palmolive                                            300,000         27,600,000
Procter & Gamble                                             415,000         40,644,063
Total                                                                        68,244,063

Industrial equipment & services (3.1%)
Browning-Ferris Inds                                         700,000         26,993,750
Illinois Tool Works                                          490,000         30,318,750
Parker-Hannifin                                              750,000         25,687,500
Total                                                                        83,000,000

Insurance (7.2%)
American General                                             625,450         44,094,225
American Intl Group                                          530,000         63,931,249
Lincoln Natl                                                 530,000         52,403,750
Marsh & McLennan                                             408,500         30,305,594
Total                                                                       190,734,818

Multi-industry conglomerates (1.0%)
Emerson Electric                                             225,000         11,910,938
Xerox                                                        250,000         13,343,750
Total                                                                        25,254,688

Paper & packaging (3.3%)
Intl Paper                                                   595,000         25,101,563
Tenneco                                                    1,185,000         33,105,937
Union Camp                                                   429,000         28,796,625
Total                                                                        87,004,125

Real estate investment trust (1.0%)
FelCor Suite Hotels                                          400,000          9,275,000
Highwoods Properties                                         400,000          9,425,000
Kimco Realty                                                 200,000          7,375,000
Total                                                                        26,075,000

Retail (6.3%)
American Stores                                            1,150,000         37,950,000
Circuit City Stores                                          745,000         57,085,625
Dayton Hudson                                              1,060,000         70,622,500
Total                                                                       165,658,125

Transportation (0.5%)
Teekay Shipping                                              750,000(c)      12,375,000

Utilities -- electric (5.3%)
CMS Energy                                                   450,000         18,028,125
Duke Energy                                                  346,100         18,905,713
Edison Intl                                                  655,000         14,573,750
FPL Group                                                    215,000         11,448,750
New Century Energies                                         425,000         14,476,563
NIPSCO Inds                                                  500,000         13,500,000
PECO Energy                                                  560,000         25,899,999
Pinnacle West Capital                                        250,000          9,093,750
Texas Utilities                                              350,000         14,590,625
Total                                                                       140,517,275

Utilities -- gas (0.5%)
El Paso Energy                                               380,000         12,421,250

Utilities -- telephone (5.8%)
Ameritech                                                    640,000         37,040,000
AT&T                                                         160,000         12,770,000
BellSouth                                                    470,000         18,829,375
MCI WorldCom                                                 536,000(b)      47,469,500
SBC Communications                                           365,000         17,200,625
U S WEST Communications Group                                375,000         20,648,438
Total                                                                       153,957,938

Total common stocks
(Cost: $2,213,462,989)                                                   $2,414,452,793

Preferred stocks (3.9%)
Issuer                                                       Shares           Value(a)

BS-Service Corp Intl
   5.00%                                                     475,000         $7,058,500
Federal-Mogul Finance Trust
   7.00% Cv                                                  500,000         26,812,500
MediaOne Group
   6.25% Cv                                                  344,100         28,474,275
Union Pacific Capital
   6.25% Cv                                                  811,500         40,473,563

Total preferred stocks
(Cost: $103,323,717)                                                       $102,818,838

See accompanying notes to investments in securities.


Bonds (2.0%)
Issuer                                        Coupon     Principal            Value(a)
                                               rate       amount

Rite Aid
   Cv Sub Nts
      09-15-02                                 5.25%     $26,500,000        $27,162,500
Waste Management
   Cv Sub Nts
      02-01-02                                 4.00       21,000,000         24,648,750

Total bonds
(Cost: $54,881,019)                                                         $51,811,250

See accompanying notes to investments in securities.



Short-term securities (4.1%)
Issuer                                     Annualized       Amount            Value(a)
                                         yield on date     payable at
                                          of purchase       maturity

U.S. government agencies (1.0%)
Federal Home Loan Mtge Corp Disc Nts
   05-07-99                                    4.80%     $11,400,000        $11,345,622
   05-14-99                                    4.80        6,600,000          6,562,397
   05-17-99                                    4.77        4,100,000          4,075,168
Federal Natl Mtge Assn Disc Nt
   04-09-99                                    4.78        4,300,000          4,295,461
Total                                                                        26,278,648

Commercial paper (2.9%)
Alabama Power
   04-20-99                                    4.86        9,100,000          9,076,755
Albertson's
   04-12-99                                    4.87        4,100,000(d)       4,093,924
Ameritech Capital Funding
   05-11-99                                    4.84        2,300,000(d)       2,287,682
BBV Finance (Delaware)
   04-19-99                                    4.87        1,000,000            997,575
BMW US Capital
   05-05-99                                    4.86       11,800,000         11,746,172
Ciesco LP
   04-09-99                                    4.85        3,500,000          3,496,243
   05-04-99                                    4.87       12,500,000         12,444,542
Clorox
   04-27-99                                    4.86        2,200,000          2,192,326
Delaware Funding
   05-11-99                                    4.88        7,700,000(d)       7,658,505
Dresdner US Finance
   04-01-99                                    4.87        7,700,000          7,700,000
Duke Energy
   04-20-99                                    4.86       10,700,000         10,672,667
Fleet Funding
   04-29-99                                    4.87          800,000(d)         796,982
Salomon Smith Barney
   04-05-99                                    4.90        2,400,000          2,398,699
Total                                                                        75,562,072

Letter of credit (0.2%)
Bank of America-
AES Hawaii
      04-16-99                                 4.88        6,000,000          5,987,850

Total short-term securities
(Cost: $107,828,570)                                                       $107,828,570

Total investments in securities
(Cost: $2,479,496,295)(f)                                                $2,676,911,451

See accompanying notes to investments in securities.

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of March 31, 1999, the value of foreign securities represented 3.79% of net assets.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(e) Partially pledged as initial margin deposit on the following open stock index futures purchase contracts (see Note 4 to the financial statements):

Type of security                                                      Contracts
S&P 500 Index, June 1999                                                    290

(f) At March 31, 1999, the cost of securities for federal income tax purposes was approximately $2,479,496,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                            $341,809,000
Unrealized depreciation                                            (144,394,000)
                                                                   ------------
Net unrealized appreciation                                        $197,415,000


Financial  Statements

Statement of assets and liabilities
Total Return Portfolio

March 31, 1999 (Unaudited)

Assets
Investments in securities, at value (Note 1):
   Investment  in   securities  of   unaffiliated   issuers   (identified   cost
   $2,439,266,507)                                                                $2,624,362,328
   Investment in securities of affiliated issuers
   (identified cost $1,086,453                                                         1,271,338
                                                                                       ---------
Total investments in securities (identified cost $2,440,352,960)                   2,625,633,666
Dividends and accrued interest receivable                                             19,777,328
Receivable for investment securities sold                                             15,674,825
U. S. government securities held as collateral for securities loaned (Note 5)         13,033,920
                                                                                      ----------
Total assets                                                                       2,674,119,739
Liabilities
Disbursements in excess of cash on demand deposit                                      2,711,710
Payable upon return of  securities  loaned (Note 5)                                   54,023,620
Payable for  investment  securities purchased                                         10,466,532
Unrealized depreciation on foreign currency contracts held, at value (Notes 1 and 4)       1,976
Accrued investment  management services fee                                               35,212
Other accrued expenses                                                                   129,700
                                                                                         -------
Total liabilities                                                                     67,368,750
                                                                                      ----------
Net assets                                                                        $2,606,750,989
                                                                                  ==============

See accompanying notes to financial statements.




Statement of operations
Total Return Portfolio
Six months ended March 31, 1999 (Unaudited)

Investment income
Income:
Dividends                                                                  $  8,330,258
Interest                                                                     44,295,322
   Less foreign taxes withheld                                                  (67,153)
                                                                                -------
Total income                                                                 52,558,427
                                                                             ----------
Expenses (Note 2):
Investment management services fee                                            5,575,723
Compensation of board members                                                     8,598
Custodian fees                                                                  404,440
Audit fees                                                                       14,625
Other                                                                            35,823
                                                                                 ------
Total expenses                                                                6,039,209
   Earnings credits on cash balances (Note 2)                                    (5,261)
                                                                                 ------
Total net expenses                                                            6,033,948
                                                                              ---------
Investment income (loss) -- net                                              46,524,479
                                                                             ----------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (including $13,217,642 realized loss on investments
      of affiliated issuers) (Note 3)                                        18,828,980
   Financial futures contracts                                               10,926,690
   Foreign currency tranactions                                              (2,891,333)
   Options contracts written                                                (13,940,329)
                                                                            -----------
Net realized gain (loss) on investments                                      12,924,008
Net change in unrealized appreciation (depreciation) on investments and on
   translation of assets and liabilities in foreign currencies              290,401,443
                                                                            -----------
Net gain (loss) on investments                                              303,325,451
                                                                            -----------
Net increase (decrease) in net assets resulting from operations            $349,849,930
                                                                           ============

See accompanying notes to financial statements.




Statements of changes in net assets
Total Return Portfolio
                                                                       March 31, 1999    Sept. 30, 1998
                                                                      Six months ended     Year ended
                                                                         (Unaudited)
Operations
Investment income (loss)-- net                                        $   46,524,479    $  101,362,151
Net realized gain (loss) on investments                                   12,924,008       266,111,907
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies    290,401,443      (447,531,928)
                                                                         -----------      ------------
Net increase (decrease) in net assets resulting from operations          349,849,930       (80,057,870)
Net contributions (withdrawals) from partners                           (322,910,696)     (339,337,021)
                                                                        ------------      ------------
Total increase (decrease) in net assets                                   26,939,234      (419,394,891)
Net assets at beginning of period                                      2,579,811,755     2,999,206,646
                                                                       -------------     -------------
Net assets at end of period                                           $2,606,750,989    $2,579,811,755
                                                                      ==============    ==============

See accompanying notes to financial statements.


Notes to Financial Statements
Total Return Portfolio
(Unaudited as to March 31, 1999)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total Return Portfolio (the Portfolio) is a series of Growth and Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Total Return Portfolio seeks to provide maximum total return through a combination of growth of capital and current income by investing in U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Illiquid securities
As of March 31, 1999, investments in securities included issues that are illiquid. The Portfolio currently limits investments in illiquid securities to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities as of March 31, 1999 was $3,543,750 representing 0.14% of net assets. Pursuant to guidelines adopted by the board, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with AEFC for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.53% to 0.40% annually. The fees may be increased or decreased by a performance adjustment based on a comparison of the performance of Class A shares of IDS Managed Allocation Fund to the Lipper Flexible Portfolio Fund Index. The maximum adjustment is 0.08% of the Portfolio's average daily net assets on an annual basis. The adjustment decreased the fee by $919,386 for the six months ended March 31, 1999.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the six months ended March 31, 1999, the Portfolio's custodian fees were reduced by $5,261 as a result of earnings credits from overnight cash balances.

The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,099,336,800 and $1,032,553,618, respectively, for the six months ended March 31, 1999. For the same period, the portfolio turnover rate was 43%. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $62,721 for the six months ended March 31, 1999.

4. FOREIGN CURRENCY CONTRACTS
As of March 31, 1999, the Portfolio had entered into foreign currency exchange contracts that obligate it to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contracts are as follows:

Exchange date         Currency to      Currency to    Unrealized     Unrealized
                     be delivered      be received   appreciation   depreciation
April 1, 1999           246,804          265,438          $--         $1,296
                European Monetary Unit U.S. Dollar
April 7, 1999           572,143          923,181           --            544
                     British Pound     U.S. Dollar
April 8, 1999           257,417          415,464           --            136
                     British Pound     U.S. Dollar
Total                                                     $--         $1,976

5. LENDING OF PORTFOLIO SECURITIES
As of March 31, 1999, securities valued at $52,456,563 were on loan to brokers. For collateral, the Portfolio received $40,989,700 in cash and U.S. government securities valued at $13,033,920. Income from securities lending amounted to $152,993 for the six months ended March 31, 1999. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. OPTIONS CONTRACTS WRITTEN
Contracts and premium amounts associated with options contracts written are as follows:

                                            Six months ended March 31, 1999
                                                         Puts
                                         Contracts                    Premium
Balance Sept. 30, 1998                     1,750                   $6,263,389
Closed                                    (1,750)                  (6,263,389)
                                          ------                   ----------
Balance March 31, 1999                        --                $          --

See "Summary of significant accounting policies."


7. STOCK INDEX FUTURES CONTRACTS
Investments in securities as of March 31, 1999, included securities valued at $15,152,987 that were pledged as collateral to cover initial margin deposits on 204 open purchase contracts. The market value of the open purchase contracts as of March 31, 1999 was $65,958,300 with a net unrealized gain of $53,551. See "Summary of significant accounting policies."



Investments in Securities
Total Return Portfolio
March 31, 1999 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (63.8%)
Issuer                                                        Shares          Value(a)

Aerospace & defense (0.4%)
Alliant Techsystems                                           13,500(b)      $1,048,781
AlliedSignal                                                  79,900          3,930,081
Goodrich (BF)                                                149,200          5,119,426
Total                                                                        10,098,288

Airlines (0.3%)
America West Holdings Cl B                                    22,000(b)         419,375
Amtran                                                        24,400(b)         463,600
Comair Holdings                                               18,300            432,338
Qantas Airways                                               341,529(c)         902,490
SkyWest                                                       18,200            525,525
Southwest Airlines                                           157,550          4,765,887
Total                                                                         7,509,215

Automotive & related (2.5%)
Dana                                                         226,200          8,595,600
Ford Motor                                                   394,500         22,387,874
General Motors                                               316,700         27,513,312
Gentex                                                        64,300(b)       1,386,469
Myers Inds                                                    39,000            838,500
Smith (AO)                                                    38,200            725,800
Standard Motor Products                                       16,400            339,275
Tower Automotive                                              46,900(b)         873,513
Toyota Motor                                                  65,000(c)       1,882,784
Total                                                                        64,543,127

Banks and savings & loans (5.5%)
Advest Group                                                  27,800            514,300
Anchor Bancorp Wisconsin                                      30,000            461,250
Banca Intesa                                                 921,116(b,c)     5,435,413
Bank of New York                                             169,200          6,080,625
Bank One                                                     459,962         25,326,657
BankAmerica                                                  317,465         22,420,965
Banque Natl de Paris                                          55,616(b,c)     4,844,626
Bayerische Vereinsbank                                         2,261(b,c)       135,374
Chase Manhattan                                              100,100          8,139,381
Credito Italiano                                           1,197,661(b,c)     6,471,921
Cullen/Frost Bankers                                          29,000          1,390,188
Dime Community Bancshares                                     27,300            626,194
First Financial Holdings                                      20,300            365,400
FirstMerit                                                    57,100          1,470,325
Flagstar Bancorp                                              19,400            514,100
Gold Banc                                                     29,800            443,275
HUBCO                                                         25,200            845,775
Instituto Bancario San Paolo di Torino                       386,885(c,h)     6,292,801
MAF Bancorp                                                   26,700            594,075
NBT Bancorp                                                   18,200            379,925
Nordbanken Holding                                           479,889(b,c)     2,746,213
Oversea-Chinese Banking                                      378,000(b,c)     2,561,593
Overseas Union Bank                                          713,000(b,c)     2,519,172
Provident Bankshares                                          14,700            384,038
Queens County Bancorp                                         30,800            831,600
Reliance Bancorp                                              19,700            566,375
Republic Bancorp                                              47,500            617,500
Southwest Bancorp of Texas                                    42,700(b)         525,744
State Street                                                  72,300          5,942,156
Sterling Bancshares                                           62,700            650,513
Thai Farmers Bank                                            170,000(b,c,j)     343,213
Toronto-Dominion Bank                                         30,457(c)       1,395,158
U.S. Trust                                                    18,100          1,342,794
UBS                                                           17,922(c)       5,644,437
UST                                                           29,100            635,653
Wachovia                                                      91,300          7,412,419
Walter Inds                                                   47,400(b)         533,250
Washington Mutual                                            112,200          4,586,175
Webster Financial                                             37,200          1,074,150
Wells Fargo                                                  286,200         10,034,887
Total                                                                       143,099,610

Beverages & tobacco (1.1%)
Anheuser-Busch                                                73,500          5,599,781
Beringer Wine Estates Holdings Cl B                           15,900(b)         578,363
Canandaigua Wine Cl A                                         10,500(b)         528,938
Coca-Cola                                                    338,600         20,781,574
Fomento Economico Mexicano ADR                                30,000(j)         928,125
Total                                                                        28,416,781

Building materials & construction (0.3%)
Dycom Inds                                                    22,200(b)         965,700
Florida Rock Inds                                             14,000            477,750
Granite Construction                                          23,100            539,963
Horton (DR)                                                   80,400          1,346,700
Insituform Technologies Cl A                                  56,000(b)         980,000
Lone Star Inds                                                26,000            806,000
NCI Building Systems                                          29,000(b)         681,500
Pulte                                                         26,400            549,450
Ryland Group                                                  49,700          1,258,031
Tredegar Inds                                                 16,700            516,656
URS                                                           29,400            531,038
Total                                                                         8,652,788

Chemicals (1.0%)
Air Products & Chemicals                                     183,600          6,288,299
Dexter                                                        22,800            718,200
Du Pont (EI) de Nemours                                       80,700          4,685,644
Geon                                                          30,300            689,325
Henkel KgaA                                                   98,886(c,h)     7,267,230
MacDermid                                                     17,800            604,088
Tetra Tech                                                    32,700(b)         688,744
Waste Management                                             108,265          4,804,259
Total                                                                        25,745,789

Communications equipment & services (1.5%)
ANTEC                                                         21,000(b)         451,500
CommScope                                                     27,000(b)         565,313
Ericsson (LM) Cl B                                           205,986(b,c)     5,016,089
Lucent Technologies                                          187,600         20,213,899
Newbridge Networks                                            58,800(b,c)     1,831,412
Northern Telecom                                              83,220(c)       5,170,042
Oak Inds                                                      16,300(b)         517,525
Orbital Sciences                                              21,400(b)         605,888
SymmetriCom                                                   86,400(b)         545,400
Tellabs                                                       36,300(b)       3,548,325
Total                                                                        38,465,393

Computers & office equipment (9.4%)
3Com                                                         149,300(b)       3,480,556
Acxiom                                                        22,600(b)         598,900
America Online                                                85,100(b)      12,424,600
American Management Systems                                   22,400(b)         764,400
Apple Computer                                                97,300(h)       3,496,719
Avid Technology                                               15,400(b)         268,538
BISYS Group                                                   12,800(b)         720,000
BMC Software                                                 104,500(b)       3,873,031
Ciber                                                         32,500(b)         623,594
Cisco Systems                                                205,000(b)      22,460,312
Cognex                                                        27,900(b)         660,881
Compaq Computer                                              254,100          8,051,794
Complete Business Solutions                                   21,700(b)         425,863
Computer Sciences                                            243,500         13,438,156
Computer Task Group                                           22,800            487,350
Electronic Data Systems                                      314,600         15,317,087
EMC                                                           83,600(b)      10,679,900
FactSet Research Systems                                      21,300            921,225
Fair Isaac & Co                                                8,200            303,913
First Data                                                   375,400         16,048,349
Gateway 2000                                                  93,000(b)       6,376,313
Great Plains Software                                         12,700(b)         491,331
Hadco                                                         27,800(b)         875,700
Henry (Jack) & Associates                                     24,100            885,675
Hewlett-Packard                                               84,100          5,703,031
HNC Software                                                  24,700(b)         808,925
Hutchinson Technology                                         24,100(b)         599,488
Insight Enterprises                                           14,400(b)         356,400
Inter-Tel                                                     20,000            311,250
Intl Business Machines                                       232,200         41,157,449
Komag                                                         70,000(b)         306,250
Macromedia                                                    43,600(b)       1,975,625
MedQuist                                                      31,200(b)         936,000
Mercury Interactive                                           22,400(b)         798,000
Microsoft                                                    528,600(b)      47,375,774
MindSpring Enterprises                                         3,600(b)         309,825
Natl Data                                                      9,800            411,600
New Era of Networks                                            9,900(b)         670,725
Novell                                                       158,000(b)       3,979,625
Paymentech                                                    20,000(b)         472,500
Profit Recovery Group Intl                                    19,600(b)         774,200
Progress Software                                             17,800(b)         607,425
Read-Rite                                                     28,200(b)         185,944
Sanmina                                                       38,000(b)       2,422,500
Unisys                                                       452,500         12,528,594
Whittman-Hart                                                 12,200(b)         262,300
Xircom                                                        22,200(b)         557,775
Xylan                                                         11,400(b)         419,663
Total                                                                       247,605,055

Electronics (2.5%)
Actel                                                         38,400(b)         631,200
AFC Cable Systems                                             17,200(b)         511,700
Applied Materials                                             60,700(b)       3,744,431
C-Cube Microsystems                                           21,800(b)         431,913
Celestica                                                     42,800          1,403,976
CTS                                                           16,700            825,606
Dallas Semiconductor                                          13,300            513,713
Dionex                                                        29,600(b)       1,117,400
Electro Scientific Inds                                       20,000(b)         930,000
Etec Systems                                                  14,200(b)         418,013
Helix Technology                                              37,000            568,875
Intel                                                        249,100         29,674,037
Jabil Circuit                                                 16,800(b)         680,400
Kulicke & Soffa Inds                                          28,200(b)         712,050
Lattice Semiconductor                                         24,900(b)       1,134,506
Level One Communications                                       7,850(b)         381,706
Matsushita Communication Industrial                           60,000          4,058,610
Micrel                                                        13,000(b)         650,813
Novellus Systems                                              22,200(b)       1,223,775
Park Electrochemical                                          19,400            455,900
Plexus                                                        17,400(b)         485,025
QLogic                                                          9,000(b)        604,125
Sawtek                                                         25,900(b)        874,125
SGS-Thomson Microelectronics                                  59,010(b)       5,864,119
TDK                                                           20,000          1,619,728
Texas Instruments                                             48,800          4,843,400
Unitrode                                                      42,700(b)         605,806
Vitesse Semiconductor                                         11,600(b)         587,250
Total                                                                        65,552,202

Energy (3.5%)
Arch Coal                                                     48,500            642,625
Chevron                                                      208,700         18,456,906
Devon Energy                                                  39,700          1,094,231
Exxon                                                        124,800          8,806,200
FirstEnergy                                                   57,300          1,600,819
Forest Oil                                                    47,500            356,250
Mobil                                                        174,600         15,364,800
Petro-Canada                                                 337,300          3,945,225
Royal Dutch Petroleum                                        448,100(c)      23,301,200
Santa Fe Energy Resources                                    138,400(b)       1,012,050
Sunoco                                                        77,500          2,794,844
Texaco                                                       137,600          7,808,800
Total Petroleum Cl B                                          46,294(b)       5,708,680
Vintage Petroleum                                             23,000            207,000
Total                                                                        91,099,630

Energy equipment & services (0.1%)
Marine Drilling                                               97,200(b)       1,069,200
Pride Intl                                                   118,800(b)         980,100
Total                                                                         2,049,300

Financial services (3.4%)
Associates First Capital Cl A                                 87,400          3,933,000
Capital One Financial                                         23,000          3,473,000
Citigroup                                                    149,800          9,568,475
CMAC Investment                                               17,400            678,600
Countrywide Credit Inds                                       53,500          2,006,250
Delphi Financial Group Cl A                                   23,800            806,225
Fannie Mae                                                   124,200          8,600,850
Financial Federal                                             26,800            509,200
Jefferies Group                                               25,700          1,219,144
Lehman Brothers Holdings                                     167,600         10,014,100
MBNA                                                         175,100          4,180,513
Merrill Lynch & Co                                            97,500          8,622,656
Morgan Keegan                                                 32,900            544,906
Morgan Stanley, Dean Witter, Discover & Co                   189,600         18,948,150
Mutual Risk Management                                        19,800(c)         757,350
Providian Financial                                           67,100          7,381,000
Raymond James Financial                                       23,800            470,050
Schwab (Charles)                                              53,250          5,118,656
SEI Investments                                                5,400            499,500
Total                                                                        87,331,625

Food (2.2%)
Bestfoods                                                    234,500         11,021,500
Corn Products Intl                                            36,000            861,750
Earthgrains                                                   49,100          1,089,406
General Mills                                                326,500         24,671,156
Performance Food Group                                        26,600(b)         698,250
Pilgrim's Pride Cl B                                          32,400            532,575
Ralcorp Holdings                                              34,700(b)         659,300
Sara Lee                                                     420,500         10,407,375
Smithfield Foods                                              40,600(b)         921,113
Sysco                                                        248,000          6,525,500
United Natural Foods                                          27,100(b)         633,463
Total                                                                        58,021,388

Furniture & appliances (0.2%)
Briggs & Stratton                                             17,400            858,038
Ethan Allen Interiors                                         16,800            698,250
La-Z-Boy                                                      72,300          1,373,700
Mohawk Inds                                                   56,000(b)       1,680,000
Total                                                                         4,609,988

Health care (6.8%)
Alpharma Cl A                                                 13,600            533,800
ALZA                                                          60,400(b)       2,310,300
American Home Products                                       128,600          8,391,150
Amgen                                                        148,200(b)      11,096,475
Barr Laboratories                                             11,300(b)         344,650
Baxter Intl                                                  164,100         10,830,600
Bio-Technology General                                        98,800(b)         589,713
Boston Scientific                                            152,000(b)       6,165,500
Bristol-Myers Squibb                                         363,400         23,371,162
Guidant                                                      117,200(b)       7,090,600
IDEC Pharmaceuticals                                          12,800(b)         657,600
IDEXX Laboratories                                            38,200(b)         914,413
Incyte Pharmaceuticals                                        11,300(b)         226,706
Johnson & Johnson                                             85,500          8,010,281
Jones Medical Inds                                            28,700            997,325
Lilly (Eli)                                                   49,300          4,184,338
Maxxim Medical                                                19,000(b)         358,625
MedImmune                                                     33,300(b)       1,970,944
Medtronic                                                    121,000          8,681,750
Merck & Co                                                    82,000          6,575,375
Millennium Pharmaceuticals                                    24,500(b)         765,625
Novartis                                                         872(b)       1,418,045
Pfizer                                                       143,500(k)      19,910,624
Pharmacia & Upjohn                                           108,400          6,761,450
Priority Healthcare Cl B                                      18,100(b)         819,025
Quest Diagnostics                                             34,400(b)         765,400
Safeskin                                                      28,500(b)         211,969
Schering-Plough                                              325,800         18,020,812
Takeda Chemical Inds                                          38,000          1,472,956
Techne                                                        14,200(b)         410,025
VISX                                                          17,400(b)       1,871,588
Warner-Lambert                                               309,200         20,465,174
Total                                                                       176,194,000

Health care services (0.7%)
AmeriSource Health Cl A                                       10,400(b)         355,550
Apria Healthcare Group                                        85,900(b)       1,020,063
Cardinal Health                                               33,500          2,211,000
Express Scripts Cl A                                          18,100(b)       1,555,469
Hanger Orthopedic Group                                       13,300(b)         179,550
McKesson HBOC                                                 67,200          4,435,199
Orthodontic Centers of America                                38,600(b)         607,950
Owens & Minor                                                 41,300            418,163
Patterson Dental                                              26,200(b)       1,133,150
Pediatrix Medical Group                                       24,300(b,h)       683,438
Renal Care Group                                              22,400(b)         439,600
Sierra Health Services                                        46,600(b)         605,800
Universal Health Services Cl B                                32,100(b)       1,388,325
Yamanouchi Pharmaceutical                                    120,000          3,800,195
Total                                                                        18,833,452

Household products (0.4%)
Chattem                                                       17,400            543,750
Procter & Gamble                                              66,500(k)       6,512,844
Unilever                                                     274,469(b)       2,563,513
Total                                                                         9,620,107

Industrial equipment & services (0.8%)
Applied Power Cl A                                            35,600            970,100
G & K Services Cl A                                           13,100            605,056
Gardner Denver                                                60,000(b)         952,500
Gleason                                                       45,900            777,431
Ingersoll-Rand                                                87,000          4,317,375
JLG Inds                                                      39,300            535,463
Mannesmann                                                    55,373(b,c)     7,079,593
Nordson                                                       12,500            696,875
Philips Electronics                                           55,286(b)       4,508,164
Regal Beloit                                                  31,500            568,969
Varlen                                                        19,600            431,200
Total                                                                        21,442,726

Insurance (2.0%)
Allied Zurich                                                190,107          2,562,851
American Bankers Insurance Group                              14,900            774,800
American General                                             137,100          9,665,550
American Intl Group                                          128,250         15,470,157
Aon                                                           38,600          2,441,450
Chartwell Re                                                  30,100            519,225
Enhance Financial Services Group                              41,200            937,300
Fidelity Natl Financial                                       39,800            597,000
First American Financial                                      62,500            988,281
Gallagher (Arthur J)                                          26,100          1,200,600
Hooper Holmes                                                 31,400            490,625
LandAmerica Financial Group                                   15,700            455,300
Lincoln Natl                                                 150,400         14,870,800
NAC Re                                                        10,700            574,456
Reinsurance Group of America                                  20,100            855,506
Total                                                                        52,403,901

Leisure time & entertainment (1.5%)
Anchor Gaming                                                  5,700(b)         249,375
Aztar                                                        134,800(b)         648,725
Disney (Walt)                                                465,900         14,501,137
Hasbro                                                       148,050          4,284,197
Time Warner                                                  222,600         15,818,512
Viacom Cl B                                                   47,800(b)       4,012,213
Total                                                                        39,514,159

Media (0.6%)
British Sky Broadcasting Group                               556,752          4,804,491
Catalina Marketing                                             5,200(b)         446,550
CBS                                                           88,700          3,631,156
Consolidated Graphics                                         12,400(b)         716,100
Houghton Mifflin                                              14,400            675,000
McClatchy Newspapers                                          19,800            664,538
MediaOne Group                                                35,300(b)       2,241,550
Metro Networks                                                 4,000(b)         220,000
Scholastic                                                     5,800(b)         283,475
Valassis Communications                                       18,200(b)         941,850
Westwood One                                                  21,300(b)         607,050
World Color Press                                             41,500(b)         881,875
Total                                                                        16,113,635

Metals (0.4%)
AK Steel Holding                                              39,100            882,194
ALCOA                                                        125,204          5,156,839
Cleveland-Cliffs                                              23,800            810,688
Material Sciences                                             44,600(b)         284,325
Mueller Inds                                                  22,800(b)         510,150
Ryerson Tull                                                  41,200            605,125
Steel Technologies                                            79,200            623,700
Stillwater Mining                                             34,200(b)         902,025
Total                                                                         9,775,046

Multi-industry conglomerates (3.5%)
Bell & Howell                                                 24,000(b)         703,500
Bombardier Cl B                                              260,000(b)       3,420,146
Brady (WH) Cl A                                               30,100            630,219
Cendant                                                      105,600(b)       1,663,200
Danaher                                                      143,700          7,508,325
DeVry                                                         26,200(b)         759,800
Eastman Kodak                                                 69,600          4,445,700
Education Management                                          28,200(b)         867,150
Electronics for Imaging                                       22,700(b)         885,300
General Electric                                             823,312(b)       7,483,577
General Electric                                             258,800         28,629,749
Labor Ready                                                   12,700(b)         330,994
Lason                                                          9,000(b)         506,250
Mettler-Toledo Intl                                           29,500(b)         730,125
NCO Group                                                     15,300(b)         566,100
Pre-Paid Legal Services                                       15,000(b)         367,500
Sylvan Learning Systems                                       23,600(b)         646,050
Tyco Intl                                                    335,700(c)      24,086,475
Williams                                                   1,012,850          6,536,934
Total                                                                        90,767,094

Paper & packaging (0.6%)
AptarGroup                                                    21,600            561,600
Ball                                                          17,600            826,100
Caraustar Inds                                                28,600            657,800
Fort James                                                    87,400          2,769,488
Intl Paper                                                   145,000          6,117,187
Owens-Illinois                                               111,700(b)       2,792,500
Tenneco                                                      103,700          2,897,119
Total                                                                        16,621,794

Restaurants & lodging (0.7%)
Bob Evans Farms                                               38,600            772,000
CEC Entertainment                                             14,400(b)         516,600
CKE Restaurants                                               22,500            444,375
Darden Restaurants                                           198,000          4,083,750
Foodmaker                                                     21,700(b)         553,350
Marriott Intl Cl A                                            72,900          2,451,263
Ruby Tuesday                                                  29,900            519,513
Ryan's Family Steak Houses                                    89,600(b)       1,080,800
Taco Cabana Cl A                                              72,700(b)         640,669
Tricorn Global Restaurants                                    97,500(b)       6,849,374
Total                                                                        17,911,694

Retail (4.4%)
Albertson's                                                  142,000(h)       7,712,375
American Stores                                              198,500          6,550,500
Ames Dept Stores                                              23,900(b)         887,288
AnnTaylor Stores                                              39,600(b)       1,749,825
Bindley Western Inds                                          35,800          1,022,538
Cost Plus                                                     32,100(b)         942,938
CVS                                                          204,700          9,723,249
Dept 56                                                       12,300(b)         374,381
Eagle Hardware & Garden                                       17,800(b)         679,738
Fossil                                                        10,400(b)         310,050
Great Universal Stores                                       439,055(b)       4,795,403
Haverty Furniture Companies                                   18,400            466,900
Home Depot                                                    84,700          5,272,575
Kroger                                                       206,500(b)      12,364,187
Linens `N Things                                              22,600(b)       1,025,475
Men's Wearhouse                                               43,200(b)       1,247,400
Pier 1 Imports                                                68,600            557,375
Regis                                                         35,250            938,531
Rite Aid                                                     170,300          4,257,500
Safeway                                                      154,700(b)       7,938,044
ShopKo Stores                                                 42,600(b)       1,272,675
TJX Companies                                                 72,100          2,451,400
Trans World Entertainment                                     39,000(b)         429,000
Wal-Mart Stores                                              336,400         31,011,874
Walgreen                                                     329,400          9,305,550
Wet Seal Cl A                                                  9,300(b)         342,938
Williams-Sonoma                                               15,500(b)         437,875
Zale                                                          46,900(b)       1,603,394
Total                                                                       115,670,978

Textiles & apparel (0.1%)
Angelica                                                      48,200            674,800
Authentic Fitness                                             33,300            514,069
Brown Group                                                   62,900            829,494
Dixie Group                                                   90,000            641,250
K-Swiss Cl A                                                  14,200            358,550
Oshkosh B'Gosh Cl A                                           48,800            863,150
Total                                                                         3,881,313

Transportation (0.3%)
Atlas Air                                                     17,850(b)         514,303
Burlington Northern Santa Fe                                 167,000          5,490,125
Expeditors Intl of Washington                                 10,800            583,200
Landstar System                                               25,300(b)         838,063
Offshore Logistics                                            62,800(b)         730,050
USFreightways                                                 22,400            736,400
Total                                                                         8,892,141

Utilities -- electric (1.0%)
Carolina Power & Light                                        93,400          3,531,688
Cinergy                                                       66,000          1,815,000
Cleco                                                         20,400            601,800
DTE Energy                                                    57,200          2,198,625
Edison Intl                                                  162,000          3,604,500
El Paso Electric                                              88,100            671,763
Iberdrola                                                    146,687(b,c)     2,175,060
PECO Energy                                                   98,900          4,574,125
Public Service Co of New Mexico                               25,200            428,400
Sierra Pacific Resources                                      19,000            668,563
Suez Lyonnaise des Eaux                                       26,464          4,902,206
TNP Enterprises                                               25,400            730,250
United Illuminating                                           20,100            842,944
Total                                                                        26,744,924

Utilities -- gas (0.2%)
Equitable Resources                                           44,400          1,157,175
New Jersey Resources                                          14,000            497,875
ONEOK                                                         22,300            551,925
Piedmont Natural Gas                                          37,200          1,302,000
Southwestern Energy                                           71,300            503,556
Total                                                                         4,012,531

Utilities -- telephone (5.9%)
AirTouch Communications                                       49,900(b)       4,821,588
Ameritech                                                    212,300         12,286,863
AT&T                                                         323,500         25,819,343
Bell Atlantic                                                124,800          6,450,600
BellSouth                                                    275,000         11,017,188
Brightpoint                                                   33,400(b)         197,269
Equant                                                        30,647          2,331,771
GTE                                                           85,500          5,172,750
MCI WorldCom                                                 204,175(b)      18,082,247
Nippon Telegraph & Telephone                                     566(b,c)     5,544,568
NTT Mobile Communication Network                                 780          3,853,397
Orange                                                       328,223          4,615,570
Philippine Long Distance Telephone                            45,000(c)       1,184,517
SBC Communications                                           256,300         12,078,138
Telecom Corp of New Zealand                                  190,000(c)         926,782
Telecom Italia                                               920,921(b)       5,474,047
Telecom Italia                                               764,904(h)       8,134,448
Telefonica de Espana                                          38,948          1,653,837
U S WEST Communications Group                                253,500         13,958,343
Vodafone                                                     498,642          9,314,533
Total                                                                       152,917,799

Total common stocks
(Cost: $1,426,540,121)                                                   $1,664,117,473

See accompanying notes to investments in securities.


Preferred stocks & other (0.5%)
Issuer                                                       Shares           Value(a)

Banca Intesa
   Warrants                                                1,156,727         $1,450,189
Bar Technologies
   Warrants                                                    3,000(d)         165,000
Bell Technology
   Warrants                                                    3,410            204,600
KMC Telecom Holdings
   Warrants                                                    3,000              7,500
Nakornthai Strip Mill
   Warrants                                                2,722,298                  3
Paxson Communications
   12.50% Pay-in-kind Exchangeable                            25,300(i)       2,327,600
Poland Telecom
   Warrants                                                    8,500            193,100
Republic of Argentina
   Warrants                                                    4,500(c)          11,250
Telehub Communications
   Warrants                                                    2,500             25,000
Unifi Communications
   Warrants                                                    3,000                 30
Versatel
   Warrants                                                    5,500            418,000

Total preferred stocks & other
(Cost: $3,401,209)                                                           $4,802,272

See accompanying notes to investments in securities.

Bonds (32.9%)
Issuer                                       Coupon         Principal         Value(a)
                                              rate            amount

Government obligations (9.5%)
Govt of Russia
   (Russian Ruble)
      09-27-00                                14.00%      19,002,914(b,c)       $21,431
      12-15-20                                 6.63       16,000,000(b,c)     1,040,000
   (Russian Ruble) Zero Coupon
      05-05-99                                  --        28,554,000(b,c,f,m)        --
   (U.S. Dollar)
      12-29-49                                 6.63       14,885,700(b,c)     1,153,642
Republic of Argentina
   (Argentine Peso)
      07-10-02                                 8.75        5,000,000(c)       4,252,998
      07-10-02                                 8.75        7,900,000(c,d)     6,719,737
      02-12-07                                11.75        7,500,000(c)       6,754,688
   (U.S. Dollar)
      04-07-09                                11.75        4,500,000(c)       4,378,500
Republic of Korea
   (U.S. Dollar)
      04-15-08                                 8.88        8,950,000(c)       9,576,751
Republic of Panama
   (U.S. Dollar)
      02-13-02                                 7.88        1,000,000(c,d)       972,500
U.S. Treasury
      11-30-99                                 5.63        3,500,000          3,520,241
      04-30-00                                 6.75       32,000,000         32,610,345
      06-30-02                                 6.25        8,000,000(k)       8,261,798
      03-31-03                                 5.50        1,500,000          1,517,129
      08-15-04                                 7.25       20,000,000         21,850,780
      08-15-05                                 6.50       12,500,000         13,273,894
      05-15-08                                 5.63       12,500,000(h)      12,726,656
      08-15-23                                 6.25        9,700,000         10,130,680
      08-15-27                                 6.38       20,000,000         21,414,640
      11-15-27                                 6.13       50,000,000         51,966,239
United Mexican States
   (U.S. Dollar)
      03-12-08                                 8.63        1,700,000(c,h)     1,598,000
      12-31-19                                 6.25       29,500,000(c)      23,102,188
      05-15-26                                11.50        6,750,000(c,h)     7,492,500
Total                                                                       244,335,337

Mortgage-backed securities (3.3%)
Federal Home Loan Mtge Corp
      03-01-13                                 5.50       10,115,973          9,862,926
      12-01-25                                 7.50       15,179,398         15,617,778
      07-01-28                                 6.00        9,744,346          9,479,007
      09-01-28                                 6.00        9,610,077          9,351,257
Federal Natl Mtge Assn
      05-01-24                                 7.50       10,559,545         10,861,126
      09-01-28                                 6.50        9,711,635          9,670,167
      10-01-28                                 6.00        9,797,354          9,523,028
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
      05-18-26                                 5.00        9,593,000          8,881,167
Total                                                                        83,246,456

Aerospace & defense (0.3%)
L-3 Communications
   Sr Sub Nts Series B
      05-01-07                                10.38        1,035,000          1,138,500
Newport News Shipbuilding
   Sr Nts
      12-01-06                                 8.63          800,000            860,000
Northrop-Grumman
      03-01-16                                 7.75        5,000,000          5,235,831
Total                                                                         7,234,331

Automotive & related (0.1%)
MSX Intl
   Company Guaranty
      01-15-08                                11.38        2,450,000          2,450,000

Banks and savings & loans (0.9%)
Corp Andina de Fomento
   (U.S. Dollar)
      02-01-03                                 7.10        6,500,000(c)       6,467,026
Dao Heng Bank
   (U.S. Dollar) Sub Nts
      01-24-07                                 7.75        2,500,000(c,d)     2,140,000
Greenpoint Capital
   Company Guaranty
      06-01-27                                 9.10        1,300,000          1,395,910
Union Planters Bank
   Sub Nts
      03-15-18                                 6.50       10,000,000          9,807,431
US Capital
      02-01-27                                 8.41        1,500,000(d)       1,558,281
Washington Mutual Capital
   Company Guaranty
      06-01-27                                 8.38        1,500,000(d)       1,639,569
Wilshire Financial Services
   Series B
      08-15-04                                13.00        4,000,000(b)         640,000
Total                                                                        23,648,217

Building materials & construction (0.1%)
Southdown
   Sr Sub Nts Series B
      03-01-06                                10.00        2,350,000          2,596,750

Chemicals (0.3%)
Allied Waste North America
   Company Guaranty Series B
      01-01-09                                 7.88        3,550,000          3,470,125
Polymer Group
   Company Guaranty Series B
      03-01-08                                 8.75        4,000,000          4,040,000
Total                                                                         7,510,125

Commercial finance (0.2%)
Netia Holdings
   (U.S. Dollar) Company Guaranty Series B
      11-01-07                                10.25        6,000,000(c)       5,670,000

Communications equipment & services (1.2%)
IXC Communications
   Sr Sub Nts
      04-15-08                                 9.00        2,000,000          2,065,000
KMC Telecom Holdings
   Zero Coupon Sr Disc Nts
      02-15-03                                12.68        3,000,000(g)       1,657,500
MJD Communications
   Sr Sub Nts Series B
      05-01-08                                 9.50        1,000,000          1,010,000
NTL
   Zero Coupon Sr Nts
      10-01-03                                 7.87        9,625,000(g)       6,593,125
Poland Telecom
   (U.S. Dollar) Company Guaranty
      06-01-04                                14.00        3,000,000(c)       1,800,000
TCI Telecommunications
   Sr Nts
      02-15-28                                 7.13        1,400,000          1,469,671
Telehub Communications
   Zero Coupon Company Guaranty
      07-31-01                                13.88        2,500,000(g)       1,528,125
US West Capital Funding
   Company Guaranty
      07-15-28                                 6.88        9,250,000          9,301,091
Versatel Telecom
   (U.S. Dollar) Sr Nts
      05-15-08                                13.25        5,500,000(c)       5,775,000
Total                                                                        31,199,512

Computers & office equipment (0.3%)
Concentric Network
   Sr Nts
      12-15-07                                12.75        3,800,000          4,341,500
Globix
   Sr Nts
      05-01-05                                13.00        3,410,000          3,546,400
PSINet
   Sr Nts Series B
      02-15-05                                10.00        1,005,000          1,070,325
Total                                                                         8,958,225

Electronics (0.3%)
Hyundai Semiconductor
   (U.S. Dollar) Sr Nts
      05-15-07                                 8.63        4,500,000(c,d)     3,699,169
Thomas & Betts
      01-15-06                                 6.50        4,500,000          4,538,596
Total                                                                         8,237,765

Energy (1.0%)
Lodestar Holdings
   Company Guaranty
      05-15-05                                11.50        5,000,000          4,050,000
R & B Falcon
      04-15-08                                 6.95        5,000,000          3,688,324
Roil
   (U.S. Dollar)
      12-05-02                                12.78        8,299,800(c,d)     1,742,958
Union Pacific Resources
      05-15-28                                 7.15        7,500,000          6,542,699
USX
      03-01-08                                 6.85       10,000,000          9,803,968
Total                                                                        25,827,949

Energy equipment & services (0.0%)
DI Inds
   Sr Nts
      07-01-07                                 8.88        1,500,000          1,177,500

Financial services (1.3%)
Airplanes GPA Cl D
   (U.S. Dollar) Series 1
      03-15-19                                10.88        2,750,000(c)       2,737,323
Arcadia Financial
   Sr Nts
      03-15-07                                11.50        1,825,000          1,478,250
Beneficial
   Medium-term Nts
      02-18-13                                 6.25       10,000,000         10,087,666
Providian Natl Bank
   Sr Nts
      03-15-03                                 6.70       10,000,000         10,050,821
SASCO
      02-25-28                                 6.76        2,500,000          2,513,050
Tjiwi Kimia Finance Mauritius
   (U.S. Dollar) Company Guaranty
      08-01-04                                10.00        2,900,000(c)       1,551,500
Wilmington Trust
      05-01-08                                 6.63        6,300,000          6,293,229
Total                                                                        34,711,839

Food (0.1%)
Ameriserve Food Distributions
   Company Guaranty
      07-15-07                                10.13        1,750,000          1,242,500
Daya Guna
   (U.S. Dollar) Company Guaranty
      06-01-07                                10.00        2,400,000(c,d)     1,548,000
Total                                                                         2,790,500

Furniture & appliances (0.2%)
Interface
   Sr Sub Nts Series B
      11-15-05                                 9.50        2,500,000          2,646,875
Lifestyle Furnishings
   Company Guaranty
      08-01-06                                10.88        3,250,000          3,664,375
Total                                                                         6,311,250

Health care (0.6%)
Baxter Intl
      02-15-28                                 6.63       10,000,000          9,596,338
Lilly (Eli)
      01-01-36                                 6.77        5,000,000          5,067,540
Total                                                                        14,663,878

Health care services (1.1%)
Abbey Healthcare Group
   Sr Sub Nts
      11-01-02                                 9.50          250,000            248,750
Fountain View
   Company Guaranty Series B
      04-15-08                                11.25        2,150,000          1,892,000
Magellan Health Services
   Sr Sub Nts
      02-15-08                                 9.00        2,500,000          2,156,250
Manor Care
   Sr Nts
      06-15-06                                 7.50        7,000,000          7,286,155
Owens & Minor
   Company Guaranty Sr Sub Nts
      06-01-06                                10.88        3,200,000          3,488,000
Oxford Health Plans
   Sr Nts
      05-15-05                                11.00        1,125,000(d)       1,153,125
Service Corp Intl
      03-15-20                                 6.30       11,850,000         11,687,525
Total 27,911,805

Household products (0.3%)
Chattem
   Company Guaranty Series B
      04-01-08                                 8.88        2,200,000          2,211,000
Revlon Consumer Products
   Sr Nts
      02-01-06                                 8.13        5,000,000          4,825,000
Total                                                                         7,036,000

Industrial equipment & services (--%)
AGCO
   Sr Sub Nts
      03-15-06                                 8.50        1,025,000            960,938

Insurance (1.0%)
American United Life Insurance
      03-30-26                                 7.75        5,000,000(d)       5,091,165
Executive Risk Capital
   Company Guaranty Series B
      02-01-27                                 8.68        1,500,000          1,610,229
Metropolitan Life Insurance
      11-01-25                                 7.80        4,800,000(d)       5,276,760
Minnesota Mutual Life
      09-15-25                                 8.25        4,500,000(d)       5,095,665
Nationwide CSN Trust
      02-15-25                                 9.88        5,000,000(d)       5,856,033
Veritas Holdings
   (U.S. Dollar) Sr Nts
      12-15-03                                 9.63        1,273,000(c)       1,298,460
Zurich Capital
   (U.S. Dollar) Company Guaranty
      06-01-37                                 8.38        1,875,000(c,d)     2,003,257
Total                                                                        26,231,569

Leisure time & entertainment (1.5%)
Loews Cineplex Entertainment
   Sr Sub Nts
      08-01-08                                 8.88        4,500,000          4,494,375
Mirage Resorts
      02-01-08                                 6.75        8,750,000          8,441,738
Speedway Motorsports
      08-15-07                                 8.50        2,000,000          2,105,000
Time Warner
      02-01-24                                 7.57       11,875,000         12,723,496
   Sr Nts
      01-15-28                                 6.95        5,000,000          5,024,115
Venetian Casino/LV Sands
   Company Guaranty
      11-15-04                                12.25        3,940,000(h)       4,077,900
      11-15-05                                10.00        1,500,000          1,440,000
Total                                                                        38,306,624

Media (1.0%)
Australis Media
   (U.S. Dollar)
      11-01-00                                14.00          196,641(b,c)       161,484
      05-15-03                                15.75           40,885(b,c)             4
 (U.S. Dollar) Zero Coupon
      05-15-00                                15.75        5,000,000(b,c,g)         500
CSC Holdings
   Sr Sub Debs
      05-15-16                                10.50        3,000,000          3,555,000
Globo Communicacoes Participacoes
   (U.S. Dollar) Sr Nts
      12-05-08                                10.63        3,500,000(c,d)     2,292,500
Heritage Media
   Sr Sub Nts
      02-15-06                                 8.75        5,000,000          5,381,250
Lamar Advertising
   Company Guaranty
      12-01-06                                 9.63          800,000            868,000
MDC Communications
   (U.S. Dollar) Sr Sub Nts
      12-01-06                                10.50        1,000,000(c)       1,012,500
News America Holdings
      10-15-12                                10.13        2,175,000          2,494,155
Regional Independent Medical
   (U.S. Dollar) Sr Nts
      07-01-08                                10.50        4,000,000(c)       4,150,000
TCI Communications
      08-01-15                                 8.75        1,700,000          2,079,048
Veninfotel
   (U.S. Dollar) Cv Pay-in-kind
      03-01-02                                10.00        2,362,500(c,d,i,n) 3,543,750
Total                                                                        25,538,191

Metals (0.4%)
Bar Technologies
   Company Guaranty
      04-01-01                                13.50        3,000,000(d)       3,150,000
EnviroSource
   Sr Nts
      06-15-03                                 9.75          530,000            451,163
   Sr Nts Series B
      06-15-03                                 9.75        1,300,000          1,106,625
Grupo Minero Mexico
   (U.S. Dollar) Company Guaranty Series A
      04-01-08                                 8.25        2,600,000(c)       2,171,000
Imexsa Export Trust
   (U.S. Dollar)
      05-31-03                                10.13        2,639,406(c,d)     2,388,662
Southern Peru Copper
   (U.S. Dollar)
      05-30-07                                 7.90        1,000,000(c)         904,146
Total                                                                        10,171,596

Miscellaneous (1.7%)
Adams Outdoor Advertising
   Sr Nts
      03-15-06                                10.75        3,900,000          4,260,750
Alliance Imaging
   Sr Sub Nts
      12-15-05                                 9.63        5,000,000          4,937,500
CTI Holdings
   (U.S. Dollar) Zero Coupon Sr Nts
      04-15-03                                11.50        3,800,000(c,g)     2,071,000
Delphes 2
   (U.S. Dollar)
      05-05-09                                 7.75        3,700,000(c)       3,667,440
FCB/NC Capital
   Company Guaranty
      03-01-28                                 8.05        4,625,000          4,593,644
Great Central Mines
   (U.S. Dollar) Sr Nts
      04-01-08                                 8.88        2,500,000(c,d)     2,450,000
Guangdong Enterprises
   (U.S. Dollar) Sr Nts
      05-22-07                                 8.88        2,200,000(c,d)       704,000
Jasmine Submarine Telecom
   (U.S. Dollar) Sr Nts
      05-30-11                                 8.48          609,765(c,d)       496,553
Jorgensen (Earle M)
   Sr Nts
      04-01-05                                 9.50        1,225,000          1,114,750
NSM Steel
   Company Guaranty
      02-01-06                                12.00        2,775,000(b)         555,000
      02-01-08                                12.25        4,300,000(b)         387,000
Outsourcing Solutions
   Sr Sub Nts Series B
      11-01-06                                11.00        1,075,000          1,064,250
Pindo Deli Finance Mauritius
   (U.S. Dollar) Company Guaranty
      10-01-07                                10.75        1,300,000(c)         715,000
Poland Telecom Finance
   (U.S. Dollar) Company Guaranty Series B
      12-01-07                                14.00        5,500,000(c)       5,032,500
Provident Companies
      03-15-38                                 7.41       11,000,000         10,854,147
PTC Intl Finance
   (U.S. Dollar) Zero Coupon Company Guaranty
      07-01-02                                10.75        2,000,000(c,g)     1,452,500
Transamerica Energy
      06-15-02                                11.50          600,000            108,000
   Zero Coupon
      06-15-99                                13.00        1,300,000(g)         260,000
Total                                                                        44,724,034

Multi-industry conglomerates (0.5%)
Hutchison Whampoa Finance
   (U.S. Dollar) Company Guaranty
      08-01-27                                 7.50        1,650,000(c,d)     1,419,664
   (U.S. Dollar) Company Guaranty Series B
      08-01-17                                 7.45        1,000,000(c,d)       889,660
Packaged Ice
   Company Guaranty Series B
      02-01-05                                 9.75        6,475,000          6,636,875
Pierce Leahy
   Sr Sub Nts
      07-15-06                                11.13          488,000(d)         544,120
Prime Succession
   Sr Sub Nts
      08-15-04                                10.75          980,000            706,825
USI American Holdings
   Sr Nts Series B
      12-01-06                                 7.25        3,000,000          3,052,331
Total                                                                        13,249,475

Paper & packaging (0.6%)
Doman Inds
   (U.S. Dollar) Sr Nts Series B
      11-15-07                                 9.25        2,300,000(c)       1,451,875
Gaylord Container
   Sr Nts
      06-15-07                                 9.75        1,300,000          1,257,750
   Sr Nts Series B
      06-15-07                                 9.38        9,000,000          8,617,500
Owens-Illinois
   Sr Nts
      05-15-04                                 7.85        2,000,000          2,057,948
Silgan Holdings
      06-01-09                                 9.00        2,050,000          2,111,500
Total                                                                        15,496,573

Restaurants & lodging (0.6%)
Domino's
   Sr Sub Nts
      01-15-09                                10.38        3,275,000(d)       3,389,625
Extended Stay America
   Sr Sub Nts
      03-15-08                                 9.15        4,750,000          4,631,250
MGM Grand
      02-06-08                                 6.88       10,000,000          8,821,963
Total                                                                        16,842,838

Retail (1.1%)
Amazon.com
   Zero Coupon Sr Disc Nts
      05-01-03                                10.00        4,850,000(g)       3,298,000
Dayton Hudson
      12-01-22                                 8.50        2,500,000          2,724,702
Great Atlantic & Pacific Tea
      04-15-07                                 7.75       10,000,000          9,946,778
Kroger
   Sr Nts
      07-15-06                                 8.15        5,000,000          5,550,907
Wal-Mart CRAVE Trust
      07-17-06                                 7.00        8,158,282(d)       8,289,059
Total                                                                        29,809,446

Textiles & apparel (0.2%)
Pillowtex
   Company Guaranty Sr Sub Nts Series B
      12-15-07                                 9.00        1,875,000          1,898,438
Texon Intl
   (European Monetary Unit) Sr Nts
      02-01-08                                 3.11        4,000,000(c)       2,022,438
Total                                                                         3,920,876

Transportation (0.6%)
Enterprise Rent-A-Car USA Finance
      02-15-08                                 6.80       10,000,000(d)       9,979,000
   Company Guaranty Medium-term Nts
      01-15-06                                 6.95        3,000,000(d)       3,012,210
Greater Beijing
   (U.S. Dollar) Sr Nts
      06-15-04                                 9.25          275,000(c)         148,500
      06-15-07                                 9.50        1,200,000(c)         630,000
Zhuhai Highway
   (U.S. Dollar) Sub Nts
      07-01-08                                12.00        5,000,000(c,d)     2,500,000
Total                                                                        16,269,710

Utilities -- electric (1.0%)
Cleveland Electric Illuminating
      07-01-00                                 7.19        3,000,000          3,044,029
CMS Energy
   Sr Nts
      05-15-02                                 8.13        2,900,000          2,995,092
El Paso Electric
   1st Mtge Series B
      05-01-01                                 7.75        5,000,000          5,141,194
Korea Electric Power
   (U.S. Dollar)
      02-01-27                                 7.00        9,100,000(c)       8,511,988
Public Service Electric & Gas
   1st & Ref Mtge (AMBAC Insured)
      01-01-16                                 6.75        7,365,000(l)       7,467,451
Total                                                                        27,159,754

Utilities -- gas (0.2%)
Columbia Gas System
   Series E
      11-28-10                                 7.32        5,043,000          5,202,410

Utilities -- telephone (1.3%)
Covad Communications Group
   Sr Nts
      02-15-09                                12.50        2,000,000(d)       2,010,000
Geotek Communications
   Cv Sr Sub Nts
      02-15-01                                12.00        2,485,000(b)           3,106
Grupo Iusacell
   (U.S. Dollar)
      07-15-04                                10.00        1,000,000(c)         957,500
Intermedia Communications
   Sr Nts
      03-01-09                                 9.50        3,000,000(d)       3,157,500
   Sr Nts Series B
      11-01-07                                 8.88        1,600,000          1,628,000
      06-01-08                                 8.60        5,000,000(d)       5,000,000
McLeod USA
   Sr Nts
      03-15-08                                 8.38        2,300,000          2,328,750
MetroNet Communications
   (U.S. Dollar) Zero Coupon Sr Disc Nts
      06-15-03                                 9.95        3,800,000(c,g)     2,945,000
Omnipoint Communications
   Sr Nts
      08-15-06                                11.63        5,000,000          4,362,500
Philippine Long Distance Telephone
   (U.S. Dollar) Medium-term Nts Series E
      03-06-07                                 7.85          250,000(c)         221,166
      03-06-17                                 8.35        1,000,000(c,d)       814,156
Qwest Communications Intl
      11-01-08                                 7.50        4,550,000(d)       4,749,063
   Sr Nts
      11-01-08                                 7.25          450,000(d)         460,125
Rogers Cantel
   (U.S. Dollar)
      06-01-08                                 9.38        2,800,000(c)       3,094,000
WorldCom
      04-01-07                                 7.75        3,000,000          3,293,345
Total                                                                        35,024,211

Municipal bond (0.1%)
New Jersey Economic Development Authority
   State Pension Funding Revenue Bond (MBIA Insured)
      02-15-29                                 7.43        3,000,000(l)       3,324,780

Total bonds
(Cost: $911,443,240)                                                       $857,750,464

See accompanuing notes to investments in securities.



Short-term securities (3.8%)
Issuer                                    Annualized         Amount           Value(a)
                                         yield on date     payable at
                                          of purchase       maturity

U.S. government agency (2.3%)
Federal Home Loan Mtge Corp Disc Nts
      04-14-99                                 4.78%     $25,200,000        $25,156,774
      04-14-99                                 4.80        4,600,000          4,592,085
      05-12-99                                 4.79       21,800,000         21,681,572
      05-12-99                                 4.81        9,200,000          9,145,209
Total                                                                        60,575,640

Commercial paper (1.5%)
BBV Finance (Delaware)
      05-19-99                                 4.86        2,100,000          2,086,251
Clorox
      04-27-99                                 4.85        6,400,000          6,377,675
Dresdner US Finance
      04-13-99                                 4.88        8,900,000          8,885,581
Duke Energy
      04-20-99                                 4.86        5,600,000          5,585,695
Fleet Funding
      04-21-99                                 4.88        1,900,000(e)       1,894,870
Glaxo Wellcome
      04-12-99                                 4.88        2,200,000(e)       2,196,733
Goldman Sachs Group
      04-21-99                                 4.90        2,300,000          2,293,777
      05-11-99                                 4.87        5,700,000          5,669,347
Societe Generale North America
      04-07-99                                 4.90        1,000,000            999,187
Variable Funding Capital
      04-05-99                                 4.87        2,400,000(e)       2,398,701
Total                                                                        38,387,817

Total short-term securities
(Cost: $98,968,390)                                                         $98,963,457

Total investments in securities
(Cost: $2,440,352,960)(o)                                                $2,625,633,666

See accompanying notes to investments in securities.


Notes to investments in securities


(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of March 31, 1999, the value of foreign securities represented 11.04% of net assets.

(d)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration  under the  Securities  Act of 1933, as amended.  This security has been determined to be liquid under guidelines established by the board.

(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
This security has been determined to be liquid under guidelines established by the board.

(f) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(g) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.

(h) Security is partially or fully on loan. See Note 5 to the financial statements.

(i) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(j) Investments representing 5% or more of the outstanding voting securities of the issuer. Transactions with companies that are or were affiliates during the six months ended March 31, 1999 are as follows:

Issuer             Beginning    Purchase       Sales        Ending    Dividend   Value(a)
                     cost         cost         cost          cost      income

China North Ind  $13,079,176   $10,604,176  $23,683,352          $--     $--         $--

Fomento Economico
  Mexicano ADR    10,019,149       792,894   10,019,149      792,894      --     928,125

Thai Farmers Bank  1,670,797       293,559    1,670,797      293,559      --     343,213
                   ---------       -------    ---------      -------     ---     -------

Total            $24,769,122   $11,690,629  $35,373,298   $1,086,453     $--  $1,271,338

(k) Partially pledged as initial margin deposit on the following open stock index futures purchase contracts (see Note 7 to the financial statements):

Type of security                                                      Contracts
S&P 500 Index, June 1999                                                    204

(l) The following abbreviations are used in portfolio descriptions to identify the insurer of the issue:

AMBAC    --   American Municipal Bond Association Corporation
MBIA     --   Municipal Bond Investors Assurance

(m) Negligible market value.

(n) Identifies issues considered to be illiquid as to their  marketability  (see
Note 1 to the financial statements). Information concerning such security holdings at March 31, 1999, is as follows:

Security                                           Acquisition           Cost
                                                     dates
Veninfotel
  (U.S. Dollar) 10.00% Cv Pay-in-kind 2002   03-05-97 thru 09-01-98   $2,362,500

(o) At March 31, 1999, the cost of securities for federal income tax purposes was approximately $2,440,353,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                           $313,894,000
Unrealized depreciation                                           (128,613,000)
                                                                  ------------
Net unrealized appreciation                                       $185,281,000


American  Express Service  Corporation,  Distributor




                                                               S-6137 D (5/99)